UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	04/30/2012

DREYFUS INDEX FUNDS, INC.

            -DREYFUS INTERNATIONAL STOCK INDEX FUND

            -DREYFUS S&P 500 INDEX FUND

-DREYFUS SMALL CAP STOCK INDEX FUND

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus International
Stock Index Fund

SEMIANNUAL REPORT April 30, 2012

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
36	Statement of Financial Futures
37	Statement of Assets and Liabilities
38	Statement of Operations
39	Statement of Changes in Net Assets
40	Financial Highlights
41	Notes to Financial Statements
56	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus International
Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Stock Index Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets had declined sharply by the start of the reporting period due to the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and recession fears in China. Fortunately, over the final months of 2011, European policymakers seemed to make progress toward addressing the region’s crisis, China’s economy appeared headed for a “soft landing” and the U.S. economy was bolstered by employment gains and increased manufacturing activity. Improved investor sentiment over the opening months of 2012 sparked market rallies that generally offset weakness earlier in the reporting period.

Our economic forecast calls for sluggish growth for the global economy over the remainder of 2012, but with sharp differences among individual markets. Accommodative monetary policies throughout the world should help avoid a full-blown global recession, but risks remain with regard to financial stresses in Europe, the Chinese property market and oil supply vulnerabilities in the Middle East. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus International Stock Index Fund produced a total return of 2.69%.1 This compares with a 2.44% total return for the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “MSCI EAFE Index” or the “Index”), during the same period.2

Despite the dampening effects of a persistent sovereign debt crisis in Europe, improving economic fundamentals in other parts of the world helped stabilize international stock markets, enabling them to post modest gains, on average, by the reporting period’s end.

The Fund’s Investment Approach

The fund seeks to match the performance of the MSCI EAFE Index, a broadly diversified, international index composed of approximately 1,000 companies located in developed markets outside the United States and Canada.The fund attempts to match the Index’s return before fees and expenses by aligning the portfolio composition with the composition of the MSCI EAFE Index.The fund also invests in securities that represent the market as a whole, such as stock index futures, and manages its exposure to foreign currencies so that the fund’s currency profile matches the currency makeup of the MSCI EAFE Index.

Markets Bolstered by Improving Economic Fundamentals

Global stock markets had floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, fears of inflation and an economic slowdown in China, an unprecedented downgrade of one agency’s credit-rating of

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

long-term U.S. government debt, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These issues led investors to avoid the international markets’ riskier areas, and they focused instead on traditionally defensive markets, industry groups and companies with track records of consistent earnings growth, financial stability and dividend payments.

Fortunately, global economic conditions appeared to improve over the final months of 2011 and early 2012. In the United States, a declining U.S. employment rate, increased manufacturing activity, higher levels of consumer confidence and greater capital spending by businesses benefited exporters in overseas markets. In China, inflationary pressures and economic concerns moderated, reducing worries about a major engine of global growth.Although the European Central Bank took what were regarded as credible steps to address problems in the region’s banking system, austerity measures adopted by several governments weighed on Europe’s economic health. In response to these developments, investors gradually shifted their attention to more growth-oriented markets and industry groups.

European Stocks Lagged amid a Sovereign Debt Crisis

In this changing environment, the MSCI EAFE Index received positive contributions to performance from the consumer discretionary sector, where automobile manufacturers and their suppliers advanced as production recovered in the wake of the 2011 earthquake and tsunami in Japan. Major automakers such as Toyota Motor, Honda Motor, Daimler and Bayerische Motoren Werke (BMW) posted significant gains for the reporting period. In addition, providers of consumer services benefited from rising exports to the United States.

In the traditionally defensive consumer staples sector, food, beverage and tobacco companies encountered stronger sales and greater pricing power in Latin America and other emerging markets, boosting the stock prices of global giants such as brewer Anheuser-Busch InBev and food producer Nestle.The health care sector also fared relatively well, primarily due to strength among pharmaceutical developers that enhanced their new product pipelines through acquisitions of smaller biotechnology firms.

On the other hand, the utilities sector generally was undermined by lower commercial demand for electricity stemming from the economic slump in Europe. In the information technology sector, a number of hardware and equipment manufacturers, most prominently Finland’s Nokia and its suppliers, suffered from a lack of viable smartphone products at a time when consumer demand for lower-end cellular telephones fell sharply.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the MSCI EAFE Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single country, industry group or holding.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The index reflects actual investable opportunities for global investors for stocks that are free of foreign ownership limits or legal restrictions at the country level. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Stock Index Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,026.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$3.02
Ending value (after expenses)	$1,021.88

† Expenses are equal to the fund’s annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2012 (Unaudited)

Common Stocks—97.3%	Shares	Value ($)
Australia—8.7%
AGL Energy	20,205	315,095
Alumina	112,290	135,603
Amcor	53,288	417,175
AMP	129,341	574,957
APA Group	22,637	123,016
Asciano	42,600	209,769
ASX	7,737	257,747
Australia & New Zealand Banking Group	117,894	2,934,555
Bendigo and Adelaide Bank	17,917	140,453
BHP Billiton	143,490	5,310,461
Boral	34,041	133,957
Brambles	64,156	482,888
Caltex Australia	6,352	91,057
Campbell Brothers	3,078	219,722
CFS Retail Property Trust	75,071	150,444
Coca-Cola Amatil	25,497	330,468
Cochlear	2,583	176,535
Commonwealth Bank of Australia	70,477	3,813,038
Computershare	20,287	177,617
Crown	20,990	198,850
CSL	23,581	899,965
Dexus Property Group	210,826	205,214
Echo Entertainment Group	32,820	153,752
Fairfax Media	105,013	75,433
Fortescue Metals Group	55,280	324,577
Goodman Group	63,366	237,481
GPT Group	77,338	263,276
Harvey Norman Holdings	21,349	44,895
Iluka Resources	18,724	331,374
Incitec Pivot	73,343	249,676
Insurance Australia Group	92,243	339,944
James Hardie Industries-CDI	18,518	144,393
Leighton Holdings	7,148	153,219
Lend Lease Group	24,666	191,305
Lynas	79,728[a]	93,376

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Australia (continued)
Macquarie Group	15,216	462,704
Metcash	32,769	135,092
Mirvac Group	148,930	200,781
National Australia Bank	98,661	2,591,396
Newcrest Mining	33,747	923,979
Orica	15,797	441,889
Origin Energy	49,089	677,639
OZ Minerals	14,661	142,402
Qantas Airways	41,721 [a]	71,014
QBE Insurance Group	50,401	726,183
QR National	75,896	287,602
Ramsay Health Care	6,148	128,199
Rio Tinto	19,567	1,351,563
Santos	42,747	623,914
Sims Metal Management	8,030	118,874
Sonic Healthcare	16,149	211,998
SP Ausnet	62,635	72,053
Stockland	104,109	335,986
Suncorp Group	55,767	472,577
Sydney Airport	14,652	44,387
TABCORP Holdings	33,277	99,425
Tatts Group	60,376	162,164
Telstra	196,824	725,358
Toll Holdings	28,622	174,610
Transurban Group	57,139	349,174
Wesfarmers	45,163	1,423,671
Westfield Group	98,806	950,443
Westfield Retail Trust	126,912	359,371
Westpac Banking	135,577	3,208,163
Whitehaven Coal	19,528	108,153
Woodside Petroleum	28,997	1,054,140
Woolworths	54,987	1,484,913
WorleyParsons	8,533	250,952
		40,272,056

Common Stocks (continued)	Shares	Value ($)
Austria—.3%
Erste Group Bank	8,858	203,940
IMMOFINANZ	42,985 [a]	151,108
OMV	7,371	249,508
Raiffeisen Bank International	2,344	77,824
Telekom Austria	15,244	167,181
Verbund	3,340	93,475
Vienna Insurance Group	1,670	68,078
Voestalpine	5,020	162,485
		1,173,599
Belgium—1.0%
Ageas	95,646	174,065
Anheuser-Busch InBev	35,933	2,589,607
Bekaert	1,729	51,215
Belgacom	7,081	201,125
Colruyt	3,063	125,473
Delhaize Group	4,505	219,275
Groupe Bruxelles Lambert	3,633	252,013
Groupe Bruxelles Lambert (STRIP)	236 [a]	2
KBC Groep	7,431	143,694
Mobistar	1,360	51,427
Solvay	2,666	324,384
UCB	4,586	214,174
Umicore	4,980	270,211
		4,616,665
China—.0%
Foxconn International Holdings	86,000 [a]	40,795
Yangzijiang Shipbuilding Holdings	91,000	86,786
		127,581
Denmark—1.2%
AP Moller—Maersk, Cl. A	25	186,281
AP Moller—Maersk, Cl. B	59	461,457
Carlsberg, Cl. B	4,679	403,254
Coloplast, Cl. B	1,044	193,177
Danske Bank	29,045 [a]	471,547

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Denmark (continued)
DSV	9,265	210,997
Novo Nordisk, Cl. B	19,028	2,806,525
Novozymes, Cl. B	10,348	271,378
TDC	21,423	153,605
Tryg	1,152	64,256
Vestas Wind Systems	7,867 [a]	69,438
William Demant Holding	997 [a]	94,103
		5,386,018
Finland—.8%
Elisa	6,364	143,530
Fortum	19,279	414,649
Kesko, Cl. B	2,995	79,995
Kone, Cl. B	6,949	429,978
Metso	5,760	247,007
Neste Oil	6,406	75,715
Nokia	169,388	608,464
Nokian Renkaat	4,986	236,451
Orion, Cl. B	4,426	90,273
Pohjola Bank, Cl. A	5,029	54,115
Sampo, Cl. A	18,219	484,689
Sanoma	2,743	28,645
Stora Enso, Cl. R	25,512	173,898
UPM-Kymmene	23,543	301,322
Wartsila	7,376	298,539
		3,667,270
France—8.3%
Accor	6,674	230,508
Aeroports de Paris	1,389	116,850
Air Liquide	12,727	1,636,819
Alcatel-Lucent	101,640 [a]	156,589
Alstom	9,164	327,242
Arkema	2,392	211,834
Atos	2,389	153,846
AXA	76,763	1,087,122
BNP Paribas	43,335	1,740,765
Bouygues	8,391	227,894

Common Stocks (continued)	Shares	Value ($)
France (continued)
Bureau Veritas	2,539	226,196
Cap Gemini	6,669	260,302
Carrefour	25,014	502,406
Casino Guichard Perrachon	2,560	251,378
Christian Dior	2,425	365,416
Cie de St-Gobain	18,142	759,859
Cie Generale d’Optique Essilor International	9,073	799,054
Cie Generale de Geophysique-Veritas	6,334 [a]	180,327
Cie Generale des Etablissements Michelin, Cl. B	8,160	609,349
CNP Assurances	6,982	97,955
Credit Agricole	44,794	230,213
Danone	26,173	1,841,193
Dassault Systemes	2,498	242,414
Edenred	6,904	220,496
EDF	10,738	227,184
Eiffage	2,009	68,284
Eurazeo	1,324	67,844
Eutelsat Communications	5,705	203,043
Fonciere Des Regions	1,253	97,100
France Telecom	81,799	1,118,925
GDF Suez	55,614	1,280,048
Gecina	1,000	92,689
Groupe Eurotunnel	24,439	205,626
ICADE	1,094	92,279
Iliad	767	98,725
Imerys	1,513	85,989
JC Decaux	3,387 [a]	96,091
Klepierre	4,665	147,691
L’Oreal	10,609	1,276,242
Lafarge	8,981	350,128
Lagardere	4,997	151,456
Legrand	9,796	330,622
LVMH Moet Hennessy Louis Vuitton	11,379	1,884,853
Natixis	41,498	126,437
Neopost	1,569	90,200
Pernod-Ricard	8,943	928,105

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
France (continued)
Peugeot	10,393	124,764
PPR	3,451	577,116
Publicis Groupe	6,401	330,072
Renault	8,556	388,708
Safran	7,708	285,655
Sanofi	50,940	3,887,551
Schneider Electric	21,979	1,350,088
SCOR	7,841	207,301
Societe BIC	1,140	125,552
Societe Generale	29,833	705,214
Societe Television Francaise 1	6,190	59,808
Sodexo	4,195	334,028
Suez Environnement	13,144	185,363
Technip	4,307	486,999
Thales	4,486	155,413
Total	94,868	4,529,064
Unibail-Rodamco	4,149	775,391
Vallourec	4,946	297,399
Veolia Environnement	16,290	238,570
Vinci	19,935	923,479
Vivendi	55,024	1,017,034
Wendel	1,527	114,231
		38,594,388
Germany—7.7%
Adidas	9,447	787,729
Allianz	20,354	2,267,782
Axel Springer	1,517	69,170
BASF	41,073	3,380,800
Bayer	37,016	2,606,905
Bayerische Motoren Werke	14,868	1,413,123
Beiersdorf	4,473	313,774
Brenntag	2,007	249,965
Celesio	3,952	68,130
Commerzbank	159,134[a]	344,368
Continental	3,588	347,716
Daimler	40,594	2,243,969

Common Stocks (continued)	Shares	Value ($)
Germany (continued)
Deutsche Bank	41,661	1,812,475
Deutsche Boerse	8,455	530,774
Deutsche Lufthansa	9,238	120,204
Deutsche Post	38,236	713,566
Deutsche Telekom	126,092	1,421,401
E.ON	80,735	1,828,863
Fraport Frankfurt Airport Services Worldwide	1,609	104,542
Fresenius & Co.	4,930	491,995
Fresenius Medical Care & Co.	9,485	673,268
GEA Group	7,622	251,498
Hannover Rueckversicherung	2,441	147,535
HeidelbergCement	6,304	346,556
Henkel & Co.	5,774	353,376
Hochtief	1,996	117,006
Infineon Technologies	47,170	469,552
K+S	7,687	384,126
Kabel Deutschland Holding	3,938 [a]	248,099
Lanxess	3,616	287,877
Linde	7,533	1,289,167
MAN	2,846	359,507
Merck	2,898	318,360
Metro	5,363	173,019
Muenchener Rueckversicherungs	7,916	1,148,833
RWE	22,020	946,475
Salzgitter	1,819	94,954
SAP	41,179	2,730,042
Siemens	36,797	3,407,743
Suedzucker	3,046	92,706
ThyssenKrupp	16,741	396,622
United Internet	4,460	88,192
Volkswagen	1,298	221,533
Wacker Chemie	762	61,411
		35,724,708
Greece—.1%
Coca-Cola Hellenic Bottling	8,251 [a]	163,810
Hellenic Telecommunications Organization	13,152	42,996

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Greece (continued)
National Bank of Greece	45,918 [a]	102,102
OPAP	8,540	76,296
		385,204
Hong Kong—2.7%
AIA Group	378,600	1,346,958
ASM Pacific Technology	7,800	105,672
Bank of East Asia	69,550	259,543
BOC Hong Kong Holdings	160,500	497,570
Cathay Pacific Airways	52,000	88,211
Cheung Kong Holdings	63,000	838,078
Cheung Kong Infrastructure Holdings	21,000	124,656
CLP Holdings	86,788	743,394
First Pacific	100,000	108,666
Galaxy Entertainment Group	59,000 [a]	184,428
Hang Lung Group	39,000	244,826
Hang Lung Properties	110,000	406,948
Hang Seng Bank	33,200	456,204
Henderson Land Development	42,762	243,638
HKT Trust	3,630	2,822
Hong Kong & China Gas	205,754	526,204
Hong Kong Exchanges & Clearing	46,300	740,657
Hopewell Holdings	26,000	69,879
Hutchison Whampoa	93,800	902,603
Hysan Development	28,000	126,867
Kerry Properties	34,000	155,367
Li & Fung	257,200	550,355
Lifestyle International Holdings	27,500	64,516
Link REIT	98,500	410,112
MTR	67,000	238,368
New World Development	162,786	202,912
NWS Holdings	60,000	90,645
Orient Overseas International	11,300	77,200
PCCW	167,000	62,213
Power Assets Holdings	60,000	448,584
Shangri-La Asia	63,000	133,833
Sino Land	127,730	220,629

Common Stocks (continued)	Shares	Value ($)
Hong Kong (continued)
SJM Holdings	74,530	163,706
Sun Hung Kai Properties	62,699	756,486
Swire Pacific, Cl. A	32,500	383,955
Wharf Holdings	67,311	401,727
Wheelock & Co.	42,000	141,845
Wing Hang Bank	8,000	85,128
Yue Yuen Industrial Holdings	32,300	108,253
		12,713,658
Ireland—.3%
CRH	32,530	659,392
Elan	21,908 [a]	303,013
Irish Bank Resolution	35,225 [a,b]	47
Kerry Group, Cl. A	6,337	286,597
Ryanair Holdings	4,000 [a]	22,522
		1,271,571
Israel—.6%
Bank Hapoalim	49,644	184,611
Bank Leumi Le-Israel	55,519	174,015
Bezeq Israeli Telecommunication	76,662	128,288
Cellcom Israel	2,512	31,594
Delek Group	202	39,437
Elbit Systems	1,178	43,024
Israel	117	76,451
Israel Chemicals	20,621	236,568
Israel Discount Bank, Cl. A	31,733 [a]	41,218
Mizrahi Tefahot Bank	6,222	56,192
NICE Systems	2,452 [a]	93,006
Partner Communications	4,318	32,356
Teva Pharmaceutical Industries	42,187	1,909,467
		3,046,227
Italy—2.0%
A2A	55,689	35,350
Assicurazioni Generali	52,756	718,505
Atlantia	13,932	211,136
Autogrill	5,146	51,219
Banca Carige	32,548	34,033

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy (continued)
Banca Monte dei Paschi di Siena	191,415	67,973
Banco Popolare	72,942	108,321
Enel	290,343	953,028
Enel Green Power	80,792	130,458
ENI	107,614	2,388,605
EXOR	2,723	63,323
Fiat	33,065[a]	159,649
Fiat Industrial	34,213	388,074
Finmeccanica	19,919	85,577
Intesa Sanpaolo	455,418	688,968
Intesa Sanpaolo-RSP	47,999	64,101
Luxottica Group	5,098	182,520
Mediaset	31,881	75,827
Mediobanca	23,963	117,033
Pirelli & C	11,503	140,069
Prysmian	8,559	139,338
Saipem	11,993	592,396
Snam Rete Gas	71,950	342,256
Telecom Italia	407,312	462,818
Telecom Italia-RSP	266,227	250,180
Terna Rete Elettrica Nazionale	56,257	209,231
Unicredit	178,780	711,296
Unione di Banche Italiane	34,541	128,282
		9,499,566
Japan—20.9%
ABC-Mart	1,000	36,408
Advantest	6,400	107,408
Aeon	26,900	351,726
Aeon Credit Service	3,960	69,435
AEON Mall	2,800	62,456
Air Water	7,000	88,547
Aisin Seiki	8,600	306,324
Ajinomoto	28,800	372,602
Alfresa Holdings	1,900	87,927
All Nippon Airways	34,000	99,643
Amada	17,000	116,250

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Aozora Bank	21,959	56,654
Asahi Glass	43,800	347,240
Asahi Group Holdings	16,800	379,365
Asahi Kasei	55,900	347,253
Asics	7,000	76,010
Astellas Pharma	20,079	816,036
Bank of Kyoto	14,000	119,056
Bank of Yokohama	57,000	277,701
Benesse Holdings	3,100	153,748
Bridgestone	29,400	701,447
Brother Industries	11,200	151,774
Canon	50,750	2,332,676
Casio Computer	9,300	62,314
Central Japan Railway	68	565,496
Chiba Bank	34,000	207,377
Chiyoda	6,000	72,816
Chubu Electric Power	30,900	506,196
Chugai Pharmaceutical	10,128	183,165
Chugoku Bank	7,000	88,722
Chugoku Electric Power	13,400	230,424
Citizen Holdings	12,400	78,116
Coca-Cola West	2,700	48,965
Cosmo Oil	27,000	75,070
Credit Saison	7,100	153,302
Dai Nippon Printing	24,800	221,459
Dai-ichi Life Insurance	401	508,250
Daicel Chemical Industries	11,000	69,986
Daido Steel	12,200	76,245
Daihatsu Motor	9,000	171,107
Daiichi Sankyo	29,183	502,191
Daikin Industries	10,400	276,656
Dainippon Sumitomo Pharma	6,900	69,307
Daito Trust Construction	3,200	288,960
Daiwa House Industry	21,400	277,132
Daiwa Securities Group	75,000	285,553
DeNA	3,900	122,258

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Denki Kagaku Kogyo	22,600	88,311
Denso	22,000	718,868
Dentsu	8,400	259,117
East Japan Railway	15,000	935,563
Eisai	10,900	425,925
Electric Power Development	5,280	146,540
FamilyMart	3,000	133,759
FANUC	8,600	1,463,761
Fast Retailing	2,300	516,488
Fuji Electric	21,000	56,284
Fuji Heavy Industries	27,000	207,289
FUJIFILM Holdings	20,100	429,716
Fujitsu	80,800	394,665
Fukuoka Financial Group	33,000	138,042
Furukawa Electric	28,000	76,448
Gree	4,300	115,841
GS Yuasa	16,000	82,961
Gunma Bank	18,000	91,527
Hachijuni Bank	20,000	109,212
Hakuhodo DY Holdings	1,170	73,413
Hamamatsu Photonics	3,200	128,048
Hino Motors	12,000	85,666
Hirose Electric	1,300	136,928
Hiroshima Bank	19,000	77,337
Hisamitsu Pharmaceutical	2,900	129,301
Hitachi	199,900	1,281,844
Hitachi Chemical	4,000	74,695
Hitachi Construction Machinery	5,000	109,399
Hitachi High-Technologies	2,700	68,206
Hitachi Metals	8,000	100,395
Hokkaido Electric Power	8,200	115,434
Hokuhoku Financial Group	49,000	85,916
Hokuriku Electric Power	7,700	131,829
Honda Motor	73,020	2,648,455
Hoya	18,900	435,544
Ibiden	5,600	115,654

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Idemitsu Kosan	900	83,186
IHI	61,000	148,212
INPEX	97	643,873
Isetan Mitsukoshi Holdings	17,020	186,304
Isuzu Motors	52,000	298,929
ITOCHU	68,000	771,595
Itochu Techno-Solutions	1,400	63,911
Iyo Bank	11,000	91,477
J Front Retailing	22,800	117,648
Japan Petroleum Exploration	1,400	64,262
Japan Prime Realty Investment	27	77,742
Japan Real Estate Investment	24	212,812
Japan Retail Fund Investment	79	126,151
Japan Steel Works	13,000	79,454
Japan Tobacco	203	1,127,566
JFE Holdings	20,560	389,081
JGC	9,000	260,605
Joyo Bank	26,462	115,996
JS Group	11,724	230,971
JSR	7,700	152,949
JTEKT	10,800	119,436
Jupiter Telecommunications	77	81,586
JX Holdings	101,676	576,858
Kajima	38,800	110,795
Kamigumi	9,400	75,699
Kaneka	12,000	74,544
Kansai Electric Power	34,099	494,541
Kansai Paint	10,000	107,959
Kao	23,800	639,972
Kawasaki Heavy Industries	65,000	197,007
Kawasaki Kisen Kaisha	35,000	74,519
KDDI	131	861,356
Keikyu	20,000	171,833
Keio	25,000	180,976
Keisei Electric Railway	13,000	100,620
Keyence	1,985	471,358

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Kikkoman	6,000	70,562
Kinden	6,000	41,706
Kintetsu	73,354	259,075
Kirin Holdings	36,000	460,793
Kobe Steel	113,000	162,753
Koito Manufacturing	4,000	62,120
Komatsu	41,900	1,214,835
Konami	3,700	107,972
Konica Minolta Holdings	19,500	159,722
Kubota	53,000	515,098
Kuraray	16,000	229,244
Kurita Water Industries	4,800	117,888
Kyocera	6,900	679,241
Kyowa Hakko Kirin	11,705	123,581
Kyushu Electric Power	17,800	236,531
Lawson	2,600	172,259
Mabuchi Motor	1,000	42,144
Makita	5,100	197,370
Marubeni	72,000	503,175
Marui Group	10,900	86,823
Maruichi Steel Tube	2,000	44,186
Mazda Motor	114,000[a]	187,037
McDonald’s Holdings Japan	3,000	85,215
Medipal Holdings	5,400	68,578
MEIJI Holdings	2,921	129,688
Miraca Holdings	2,600	102,737
Mitsubishi	63,098	1,377,416
Mitsubishi Chemical Holdings	59,380	313,838
Mitsubishi Electric	87,000	770,355
Mitsubishi Estate	56,000	998,735
Mitsubishi Gas Chemical	16,000	105,404
Mitsubishi Heavy Industries	137,700	627,751
Mitsubishi Logistics	4,000	44,136
Mitsubishi Materials	51,000	153,297
Mitsubishi Motors	181,000[a]	204,020
Mitsubishi Tanabe Pharma	9,200	128,128

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Mitsubishi UFJ Financial Group	570,090	2,763,164
Mitsubishi UFJ Lease & Finance	2,840	118,444
Mitsui & Co.	76,600	1,203,036
Mitsui Chemicals	38,000	109,938
Mitsui Fudosan	38,000	702,937
Mitsui OSK Lines	50,000	195,379
Mizuho Financial Group	1,023,400	1,627,801
MS&AD Insurance Group Holdings	24,757	459,824
Murata Manufacturing	9,000	517,941
Nabtesco	4,500	97,051
Namco Bandai Holdings	8,650	124,368
NEC	120,800[a]	219,375
NGK Insulators	11,000	138,456
NGK Spark Plug	6,000	86,117
NHK Spring	7,000	73,643
Nidec	4,700	423,821
Nikon	15,160	454,354
Nintendo	4,450	607,490
Nippon Building Fund	28	266,867
Nippon Electric Glass	17,085	139,513
Nippon Express	38,000	144,204
Nippon Meat Packers	7,000	89,862
Nippon Paper Group	3,800	76,148
Nippon Sheet Glass	42,000	54,706
Nippon Steel	231,100	581,766
Nippon Telegraph & Telephone	19,200	871,689
Nippon Yusen	69,800	208,058
Nishi-Nippon City Bank	26,000	68,708
Nissan Motor	109,800	1,149,637
Nisshin Seifun Group	7,800	95,540
Nisshin Steel	29,000	41,042
Nissin Foods Holdings	2,600	97,852
Nitori Holdings	1,700	156,491
Nitto Denko	7,300	302,624
NKSJ Holdings	16,670	345,530
NOK	5,100	106,222

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Nomura Holdings	164,100	678,227
Nomura Real Estate Holdings	4,000	70,487
Nomura Real Estate Office Fund	12	69,810
Nomura Research Institute	4,700	108,604
NSK	20,000	138,769
NTN	19,000	72,578
NTT Data	55	191,703
NTT DoCoMo	674	1,149,713
NTT Urban Development	55	42,501
Obayashi	26,000	110,389
Odakyu Electric Railway	28,000	259,503
OJI Paper	35,000	160,874
Olympus	9,500 [a]	149,915
Omron	9,200	196,686
Ono Pharmaceutical	3,800	215,117
ORACLE JAPAN	2,000	77,400
Oriental Land	2,100	233,026
ORIX	4,550	437,648
Osaka Gas	82,000	331,718
OTSUKA	700	56,372
Otsuka Holdings	11,300	341,073
Panasonic	99,595	775,854
Rakuten	325	362,264
Resona Holdings	84,200	359,599
Ricoh	30,000	272,027
Rinnai	1,500	109,900
Rohm	4,400	199,487
Sankyo	2,400	116,025
Sanrio	2,100	92,448
Santen Pharmaceutical	3,300	137,836
SBI Holdings	843	68,627
Secom	9,400	447,367
Sega Sammy Holdings	8,784	184,272
Seiko Epson	4,900	66,033
Sekisui Chemical	19,000	171,332
Sekisui House	25,000	233,264

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Seven & I Holdings	33,260	1,009,318
Seven Bank	26,000	64,475
Sharp	46,000	297,276
Shikoku Electric Power	8,200	211,868
Shimadzu	9,000	80,706
Shimamura	1,000	113,595
Shimano	3,400	223,984
Shimizu	23,000	87,570
Shin-Etsu Chemical	18,100	1,051,838
Shinsei Bank	54,000	70,336
Shionogi & Co.	14,000	183,230
Shiseido	16,200	284,456
Shizuoka Bank	25,400	266,263
Showa Denko	69,000	154,687
Showa Shell Sekiyu	8,500	53,760
SMC	2,500	419,876
Softbank	39,100	1,173,318
Sojitz	54,600	92,316
Sony	45,380	747,950
Sony Financial Holdings	7,000	114,672
Square Enix Holdings	2,700	52,955
Stanley Electric	6,700	103,296
Sumco	4,900[a]	52,655
Sumitomo	50,800	725,305
Sumitomo Chemical	70,000	290,187
Sumitomo Electric Industries	33,000	450,085
Sumitomo Heavy Industries	25,000	129,626
Sumitomo Metal Industries	149,000	270,587
Sumitomo Metal Mining	23,000	304,189
Sumitomo Mitsui Financial Group	60,200	1,948,235
Sumitomo Mitsui Trust Holdings	135,640	400,915
Sumitomo Realty & Development	16,000	385,547
Sumitomo Rubber Industries	7,600	105,845
Suruga Bank	8,000	80,155
Suzuken	2,920	88,501
Suzuki Motor	15,100	358,754

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Sysmex	3,200	129,451
T&D Holdings	26,000	282,322
Taisei	48,000	122,036
Taisho Pharmaceutical Holdings	1,500	119,857
Taiyo Nippon Sanso	12,000	83,261
Takashimaya	12,000	91,377
Takeda Pharmaceutical	35,400	1,545,106
TDK	5,500	290,688
Teijin	40,000	135,262
Terumo	7,500	345,200
THK	5,600	112,498
Tobu Railway	45,000	229,382
Toho	4,300	77,335
Toho Gas	18,000	108,661
Tohoku Electric Power	19,800	208,056
Tokio Marine Holdings	32,600	840,671
Tokyo Electric Power	68,472[a]	171,512
Tokyo Electron	7,700	429,626
Tokyo Gas	107,000	517,277
Tokyu	50,820	238,045
Tokyu Land	19,000	92,329
TonenGeneral Sekiyu	11,000	103,325
Toppan Printing	25,000	170,017
Toray Industries	64,000	494,558
Toshiba	182,000	749,928
Tosoh	22,000	61,444
TOTO	14,000	103,801
Toyo Seikan Kaisha	7,100	95,325
Toyo Suisan Kaisha	4,000	102,699
Toyoda Gosei	2,300	47,357
Toyota Boshoku	2,600	32,140
Toyota Industries	8,100	230,588
Toyota Motor	123,214	5,100,160
Toyota Tsusho	9,900	197,516
Trend Micro	4,200	128,033
Tsumura & Co.	2,300	61,443

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Ube Industries	46,600	119,644
UNICHARM	5,000	279,291
Ushio	4,600	60,435
USS	980	99,786
West Japan Railway	7,600	312,681
Yahoo! Japan	601	180,725
Yakult Honsha	4,300	158,763
Yamada Denki	3,630	236,408
Yamaguchi Financial Group	9,000	77,550
Yamaha	7,200	70,246
Yamaha Motor	13,200	177,719
Yamato Holdings	17,700	274,218
Yamato Kogyo	1,800	51,490
Yamazaki Baking	6,000	88,897
Yaskawa Electric	9,000	78,790
Yokogawa Electric	8,800	85,085
		97,208,721
Luxembourg—.4%
ArcelorMittal	38,827	671,407
Millicom International Cellular, SDR	3,412	362,344
SES	13,430	321,556
Subsea 7	12,655[a]	327,623
Tenaris	20,491	396,780
		2,079,710
Macau—.1%
Sands China	107,413	422,300
Wynn Macau	71,200	228,530
		650,830
Netherlands—2.6%
Aegon	76,511	353,319
Akzo Nobel	10,629	569,546
ASML Holding	19,416	987,838
Corio	2,374	106,235
Delta Lloyd	3,857	65,012
European Aeronautic Defence and Space	18,513	730,802
Fugro	3,133	228,317

The Fund	25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Netherlands (continued)
Heineken	11,721	640,936
Heineken Holding	5,328	246,676
ING Groep	168,822 [a]	1,190,294
Koninklijke Ahold	52,519	666,063
Koninklijke Boskalis Westminster	3,270	119,281
Koninklijke DSM	6,749	386,919
Koninklijke KPN	66,930	600,699
Koninklijke Philips Electronics	45,490	903,129
Koninklijke Vopak	3,280	211,398
QIAGEN	9,940 [a]	164,268
Randstad Holding	5,158	178,592
Reed Elsevier	30,068	354,549
SBM Offshore	6,898	125,308
STMicroelectronics	28,962	164,256
TNT Express	16,492	199,945
Unilever	72,928	2,497,085
Wolters Kluwer	13,602	234,759
		11,925,226
New Zealand—.1%
Auckland International Airport	42,260	87,475
Contact Energy	16,082 [a]	63,814
Fletcher Building	30,980	158,668
Sky City Entertainment Group	26,289	82,592
Telecom Corporation of New Zealand	88,233	189,854
		582,403
Norway—.9%
Aker Solutions	7,694	130,621
DNB	42,391	456,593
Gjensidige Forsikring	8,002	90,101
Norsk Hydro	43,296	210,420
Orkla	34,223	251,160
SeaDrill	14,886	575,602
Statoil	50,116	1,336,812
Telenor	32,795	602,274
Yara International	8,388	411,028
		4,064,611

Common Stocks (continued)	Shares	Value ($)
Portugal—.2%
Banco Espirito Santo	27,218	23,056
Cimpor-Cimentos de Portugal	9,151	66,858
Energias de Portugal	88,413	252,762
Galp Energia, Cl. B	9,504	149,565
Jeronimo Martins	10,165	190,373
Portugal Telecom	27,519	148,096
		830,710
Singapore—1.8%
Ascendas Real Estate Investment Trust	78,912	132,657
CapitaLand	115,500	274,444
CapitaMall Trust	89,000	129,475
Capitamalls Asia	50,000	62,232
City Developments	23,000	188,491
ComfortDelgro	72,700	89,898
Cosco Singapore	48,000	40,152
DBS Group Holdings	77,588	875,397
Fraser and Neave	41,150	234,136
Genting Singapore	272,527 [a]	381,049
Global Logistic Properties	73,843 [a]	122,942
Golden Agri-Resources	272,440	161,839
Hutchison Port Holdings Trust	227,000	171,385
Jardine Cycle & Carriage	4,422	168,581
Keppel	64,700	577,819
Keppel Land	36,000	92,233
Neptune Orient Lines	31,000 [a]	30,942
Noble Group	178,963	170,675
Olam International	61,995	113,739
Oversea-Chinese Banking	115,942	839,603
SembCorp Industries	46,254	188,784
SembCorp Marine	38,000	156,017
Singapore Airlines	24,733	213,888
Singapore Exchange	39,000	211,186
Singapore Press Holdings	69,075	221,634
Singapore Technologies Engineering	72,000	175,156
Singapore Telecommunications	358,951	905,138
StarHub	26,918	69,400

The Fund	27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Singapore (continued)
United Overseas Bank	56,112	872,994
UOL Group	23,111	84,427
Wilmar International	86,000	338,495
		8,294,808
Spain—2.5%
Abertis Infraestructuras	17,240	266,744
Acciona	1,014	62,273
Acerinox	5,086	61,816
ACS Actividades de Construccion y Servicios	5,842	107,091
Amadeus IT Holding, Cl. A	14,102	288,184
Banco Bilbao Vizcaya Argentaria	209,151	1,413,459
Banco de Sabadell	89,357	210,992
Banco Popular Espanol	47,284	151,138
Banco Santander	384,364	2,401,194
Bankia	35,723	122,601
Bankinter	9,093	40,450
CaixaBank	31,065	107,067
Distribuidora Internacional de Alimentacion	24,080 [a]	115,374
EDP Renovaveis	9,222 [a]	39,278
Enagas	7,711	135,484
Ferrovial	15,148	168,654
Fomento de Construcciones y Contratas	2,269	38,756
Gas Natural SDG	15,540	216,376
Grifols	6,152 [a]	154,911
Iberdrola	168,838	785,932
Inditex	9,831	884,158
Indra Sistemas	3,571	37,046
International Consolidated Airlines Group	38,774 [a]	111,364
Mapfre	35,362	102,172
Red Electrica	4,892	212,957
Repsol	35,059	670,517
Telefonica	183,850	2,679,128
Zardoya Otis	6,097	74,645
		11,659,761

Common Stocks (continued)	Shares	Value ($)
Sweden—3.0%
Alfa Laval	14,802	295,012
Assa Abloy, Cl. B	14,014	408,330
Atlas Copco, Cl. A	30,322	721,593
Atlas Copco, Cl. B	17,066	358,157
Boliden	11,860	189,807
Electrolux, Ser. B	10,875	242,786
Getinge, Cl. B	9,020	242,023
Hennes & Mauritz, Cl. B	45,866	1,575,176
Hexagon, Cl. B	11,468	232,828
Holmen, Cl. B	2,181	57,904
Husqvarna, Cl. B	20,545	118,197
Industrivarden, Cl. C	5,510	84,166
Investor, Cl. B	19,774	394,107
Kinnevik Investment, Cl. B	9,340	189,902
Lundin Petroleum	9,216 [a]	183,269
Modern Times Group, Cl. B	2,012	97,797
Nordea Bank	116,152	1,029,644
Ratos, Cl. B	9,138	106,965
Sandvik	45,434	719,689
Scania, Cl. B	14,423	294,752
Securitas, Cl. B	13,206	120,995
Skandinaviska Enskilda Banken, Cl. A	62,818	423,810
Skanska, Cl. B	17,719	288,317
SKF, Cl. B	17,448	413,924
SSAB, Cl. A	7,127	72,719
Svenska Cellulosa, Cl. B	25,742	407,761
Svenska Handelsbanken, Cl. A	22,141	717,248
Swedbank, Cl. A	37,178	615,454
Swedish Match	9,323	378,835
Tele2, Cl. B	14,263	271,753
Telefonaktiebolaget LM Ericsson, Cl. B	132,827	1,315,755
TeliaSonera	98,012	654,983
Volvo, Cl. B	62,756	869,932
		14,093,590

The Fund	29

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Switzerland—8.4%
ABB	98,221 [a]	1,789,870
Actelion	5,031 [a]	212,847
Adecco	5,947 [a]	289,602
Aryzta	3,825 [a]	192,588
Baloise Holding	2,170	167,953
Barry Callebaut	84 [a]	80,840
Cie Financiere Richemont, Cl. A	23,431	1,448,222
Credit Suisse Group	51,235 [a]	1,225,485
GAM Holding	9,125 [a]	117,122
Geberit	1,712 [a]	361,960
Givaudan	364 [a]	353,312
Holcim	11,092 [a]	690,462
Julius Baer Group	9,034 [a]	345,873
Kuehne & Nagel International	2,399	291,533
Lindt & Spruengli	5	195,890
Lindt & Spruengli-PC	38	123,924
Lonza Group	2,290 [a]	103,266
Nestle	147,335	9,025,314
Novartis	104,256	5,748,926
Pargesa Holding-BR	1,256	84,065
Partners Group Holding	624	118,729
Roche Holding	31,387	5,733,449
Schindler Holding	876	111,955
Schindler Holding-PC	2,190	283,266
SGS	238	459,664
Sika-BR	92	194,917
Sonova Holding	2,217 [a]	244,746
Straumann Holding	380	63,051
Sulzer	1,104	158,731
Swatch Group	1,771	141,266
Swatch Group-BR	1,396	643,823
Swiss Life Holding	1,289 [a]	131,861
Swiss Re	15,547 [a]	974,632
Swisscom	1,040	387,400
Syngenta	4,245	1,490,532
Synthes	2,831 [c]	488,130

Common Stocks (continued)	Shares	Value ($)
Switzerland (continued)
Transocean	15,609	779,031
UBS	163,051[a]	2,035,331
Zurich Financial Services	6,610[a]	1,616,724
		38,906,292
United Kingdom—22.7%
3i Group	40,776	126,535
Admiral Group	9,339	183,650
Aggreko	11,620	424,745
AMEC	14,964	275,797
Anglo American	59,271	2,279,136
Antofagasta	17,624	337,987
ARM Holdings	61,191	520,673
Associated British Foods	15,834	313,430
AstraZeneca	58,315	2,556,288
Aviva	131,449	657,651
Babcock International Group	16,328	220,333
BAE Systems	145,464	697,297
Balfour Beatty	31,657	134,170
Barclays	519,445	1,840,942
BG Group	151,772	3,574,832
BHP Billiton	94,495	3,029,788
BP	847,103	6,121,283
British American Tobacco	88,022	4,515,305
British Land	37,405	297,262
British Sky Broadcasting Group	51,626	568,387
BT Group	343,028	1,174,212
Bunzl	14,415	239,462
Burberry Group	19,136	461,449
Capita Group	27,583	296,962
Capital Shopping Centres Group	25,428	134,197
Carnival	8,120	264,109
Centrica	228,362	1,138,065
Cobham	50,711	186,516
Compass Group	85,589	895,056
Diageo	111,790	2,815,535
Essar Energy	13,305[a]	31,652

The Fund	31

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Eurasian Natural Resources	10,473	95,152
Experian	45,384	716,702
Fresnillo	8,342	211,320
G4S	62,366	283,160
GKN	67,624	223,686
GlaxoSmithKline	225,545	5,219,084
Glencore International	59,545	411,522
Hammerson	30,961	209,953
HSBC Holdings	797,977	7,192,963
ICAP	23,517	145,000
Imperial Tobacco Group	44,630	1,785,722
Inmarsat	19,204	137,149
Intercontinental Hotels Group	13,041	310,661
International Power	68,339	462,755
Intertek Group	7,223	294,986
Invensys	33,995	122,605
Investec	22,879	131,964
ITV	159,866	217,284
J Sainsbury	56,234	281,161
Johnson Matthey	9,506	357,197
Kazakhmys	9,643	134,822
Kingfisher	102,626	484,116
Land Securities Group	33,926	400,785
Legal & General Group	254,631	486,256
Lloyds Banking Group	1,821,439[a]	917,197
London Stock Exchange Group	7,101	125,457
Lonmin	7,843	132,708
Man Group	76,168	128,014
Marks & Spencer Group	69,329	401,911
Meggitt	35,266	233,935
National Grid	159,641	1,725,197
Next	7,723	367,326
Old Mutual	220,327	528,796
Pearson	36,883	694,753

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Petrofac	11,661	328,535
Prudential	114,386	1,401,452
Randgold Resources	3,968	349,557
Reckitt Benckiser Group	27,775	1,617,825
Reed Elsevier	52,769	437,014
Resolution	63,012	228,997
Rexam	39,603	276,530
Rio Tinto	61,344	3,419,234
Rolls-Royce Holdings	82,689 [a]	1,105,752
Royal Bank of Scotland Group	736,343 [a]	290,199
Royal Dutch Shell, Cl. A	162,156	5,774,546
Royal Dutch Shell, Cl. B	119,002	4,341,171
RSA Insurance Group	158,518	270,280
SABMiller	42,763	1,797,474
Sage Group	59,498	276,418
Schroders	4,440	102,236
Segro	34,395	123,490
Serco Group	22,385	197,198
Severn Trent	10,704	293,751
Shire	25,369	828,029
Smith & Nephew	39,008	384,176
Smiths Group	17,626	306,255
SSE	42,276	906,866
Standard Chartered	106,585	2,606,557
Standard Life	101,893	369,966
Tate & Lyle	21,129	236,913
Tesco	359,367	1,851,923
Tui Travel	20,087	62,301
Tullow Oil	39,934	994,751
Unilever	57,518	1,964,216
United Utilities Group	30,234	303,656
Vedanta Resources	5,422	107,151
Vodafone Group	2,245,707	6,217,613
Weir Group	9,375	259,562

The Fund	33

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
United Kingdom (continued)
Whitbread	7,724		241,696
WM Morrison Supermarkets	94,977		432,765
Wolseley	12,365		470,449
WPP	56,931		770,550
Xstrata	93,057		1,779,329
			105,610,388
Total Common Stocks
(cost $463,269,339)			452,385,561

Preferred Stocks—.6%
Germany
Bayerische Motoren Werke	2,460		153,030
Henkel & Co.	8,070		600,278
Porsche Automobil Holding	6,688		408,208
ProSiebenSat.1 Media	3,585		91,008
RWE	1,967		77,765
Volkswagen	6,381		1,208,568
Total Preferred Stocks
(cost $1,693,197)			2,538,857

Rights—.0%
Portugal
Banco Espirito Santo
(cost $80,858)	27,216	[a]	11,815
	Principal
Short-Term Investments—.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.05%, 6/21/12	435,000	[d]	434,956
0.16%, 5/24/12	45,000	[d]	44,998
Total Short-Term Investments
(cost $479,964)			479,954

Other Investment—.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $4,368,801)	4,368,801[e]	4,368,801

Total Investments (cost $469,892,159)	98.9%	459,784,988
Cash and Receivables (Net)	1.1%	4,999,827
Net Assets	100.0%	464,784,815

BR—Bearer Certificate
CDI—Chess Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP—Risparmio (Savings) Shares
SDR—Swedish Depository Receipts
STRIP—Separate Trading of Registered Interest and Principal of Securities

a Non-income producing security.
b The valuation of this security has been determined in good faith by management under the direction of the Board of
Directors.At April 30, 2012, the value of this security amounted to $47 or less than .01% of net assets.
c Security exempt from registration under Rule 144A of the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.At April 30, 2012, this security was valued at $488,130 or .1% of net assets.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Financial	21.6	Energy	8.5
Industrial	12.4	Telecommunication Services	5.1
Consumer Staples	11.2	Information Technology	4.5
Consumer Discretionary	10.8	Utilities	4.2
Materials	10.1	Short-term/Money Market Investments	1.0
Health Care	9.5		98.9

† Based on net assets.
See notes to financial statements.

The Fund	35

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
Contracts		Contracts ($)	Expiration	at 4/30/2012($)
Financial Futures Long
ASX SPI 200 Index	7	801,061	June 2012	10,760
Euro STOXX 50	99	2,960,015	June 2012	(72,482)
FTSE 100 Index	26	2,412,880	June 2012	3,103
TOPIX	20	2,010,145	June 2012	(60,495)
Gross Unrealized Appreciation				13,863
Gross Unrealized Depreciation				(132,977)
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	465,523,358	455,416,187
Affiliated issuers	4,368,801	4,368,801
Cash		452,403
Cash denominated in foreign currencies	780,089	782,087
Dividends receivable		3,470,713
Receivable for shares of Common Stock subscribed		643,448
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4		247,411
		465,381,050
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		224,372
Payable for shares of Common Stock redeemed		264,858
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4		66,405
Payable for futures variation margin—Note 4		38,807
Accrued expenses		1,793
		596,235
Net Assets ($)		464,784,815
Composition of Net Assets ($):
Paid-in capital		507,997,592
Accumulated undistributed investment income—net		2,976,934
Accumulated net realized gain (loss) on investments		(36,196,927)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($119,114) net unrealized
(depreciation) on financial futures]		(9,992,784)
Net Assets ($)		464,784,815
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		33,970,920
Net Asset Value, offering and redemption price per share ($)		13.68

See notes to financial statements.

The Fund	37

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $665,829 foreign taxes withheld at source):
Unaffiliated issuers	7,633,510
Affiliated issuers	2,944
Total Income	7,636,454
Expenses:
Management fee—Note 3(a)	790,427
Shareholder servicing costs—Note 3(b)	564,591
Directors’ fees—Note 3(a)	9,376
Loan commitment fees—Note 2	1,661
Total Expenses	1,366,055
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(9,376)
Net Expenses	1,356,679
Investment Income—Net	6,279,775
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,313,325
Net realized gain (loss) on financial futures	1,250,594
Net realized gain (loss) on forward foreign currency exchange contracts	(85,268)
Net Realized Gain (Loss)	10,478,651
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(8,077,468)
Net unrealized appreciation (depreciation) on financial futures	(768,305)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	168,390
Net Unrealized Appreciation (Depreciation)	(8,677,383)
Net Realized and Unrealized Gain (Loss) on Investments	1,801,268
Net Increase in Net Assets Resulting from Operations	8,081,043

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	6,279,775	14,300,386
Net realized gain (loss) on investments	10,478,651	6,280,411
Net unrealized appreciation
(depreciation) on investments	(8,677,383)	(48,600,242)
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,081,043	(28,019,445)
Dividends to Shareholders from ($):
Investment income—net	(14,103,072)	(12,701,894)
Capital Stock Transactions ($):
Net proceeds from shares sold	92,189,371	178,868,522
Dividends reinvested	13,170,185	12,108,195
Cost of shares redeemed	(125,929,561)	(220,306,199)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(20,570,005)	(29,329,482)
Total Increase (Decrease) in Net Assets	(26,592,034)	(70,050,821)
Net Assets ($):
Beginning of Period	491,376,849	561,427,670
End of Period	464,784,815	491,376,849
Undistributed investment income—net	2,976,934	10,800,231
Capital Share Transactions (Shares):
Shares sold	6,947,582	12,085,920
Shares issued for dividends reinvested	1,053,615	818,675
Shares redeemed	(9,658,183)	(15,112,364)
Net Increase (Decrease) in Shares Outstanding	(1,656,986)	(2,207,769)
See notes to financial statements.

The Fund	39

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	13.79	14.84	14.05	11.51	21.98	18.03
Investment Operations:
Investment income—net[a]	.18	.38	.31	.30	.49	.43
Net realized and unrealized
gain (loss) on investments	.15	(1.10)	.89	2.51	(10.47)	3.90
Total from Investment Operations	.33	(.72)	1.20	2.81	(9.98)	4.33
Distributions:
Dividends from
investment income—net	(.44)	(.33)	(.33)	(.25)	(.49)	(.38)
Dividends from net realized
gain on investments	—	—	(.08)	(.02)	—	—
Total Distributions	(.44)	(.33)	(.41)	(.27)	(.49)	(.38)
Net asset value, end of period	13.68	13.79	14.84	14.05	11.51	21.98
Total Return (%)	2.69[b]	(5.03)	8.73	25.13	(46.37)	24.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60[c]	.61	.61	.61	.61	.61
Ratio of net expenses
to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income
to average net assets	2.78[c]	2.52	2.25	2.53	2.72	2.20
Portfolio Turnover Rate	7.93[b]	6.14	10.49	17.26	7.17	3.31
Net Assets, end of period
($ x 1,000)	464,785	491,377	561,428	547,282	326,931	561,653

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund.The fund’s investment objective seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia, Far East (free) Index (MSCI EAFE®). The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evalua-

The Fund	43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

tion of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	454,924,371	—	47	454,924,418
Mutual Funds	4,368,801	—	—	4,368,801
U.S. Treasury	—	479,954	—	479,954
Rights†	11,815			11,815
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	247,411	—	247,411
Futures††	13,863	—	—	13,863

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	(66,405)	—	(66,405)
Futures††	(132,977)	—	—	(132,977)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Equity Securities—Foreign ($)
Balance as of 10/31/2011	49
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2)
Purchases	—
Sales
Transfers into Level 3	—
Transfers out of Level 3
Balance as of 4/30/2012	47
The amount of total gains (losses) for the period
included in earnings attributable to the change in
unrealized gains (losses) relating to investments
still held at 4/30/2012	(2)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy:

The Fund	45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2011 ($)	Purchases ($)	Sales ($)	4/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	6,339,082	73,229,415	75,199,696	4,368,801.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund	47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $30,624,629 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent October 31, 2011. If not applied, the carryover expires in fiscal 2018.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $12,701,894. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets, and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund, Shareholder Services Plan fees and extraordinary expenses.The Manager has also agreed to reduce its man-

The Fund	49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agement fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to the non-interested Board members. Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2012, fees reimbursed by the Manager amounted to $9,376.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, the fund was charged $564,591 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $131,930 and shareholder services plan fees $94,235, which are offset against a directors’ fee reimbursement currently in effect in the amount of $1,793.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, forward contracts and financial futures, during the period ended April 30, 2012, amounted to $35,709,746 and $60,438,930, respectively.

The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Fair value of derivative instruments as of April 30, 2012 is shown below:

	Derivative		Derivative
	Assets ($)		Liabilities ($)
Equity risk[1]	13,863	Equity risk[1]	(132,977)
Foreign exchange risk[2]	247,411	Foreign exchange risk[3]	(66,405)
Gross fair value of
derivatives contracts	261,274		(199,382)

Statement of Assets and Liabilities location:
1	Includes cumulative appreciation (depreciation) on futures contracts as reported in the Statement
Financial Futures, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
2	Unrealized appreciation on forward foreign currency exchange contracts.
3	Unrealized depreciation on forward foreign currency exchange contracts.

The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2012 is shown below:

	Amount of realized gain or (loss) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[4]	Contracts[5]	Total
Equity	1,250,594	—	1,250,594
Foreign exchange	—	(85,268)	(85,268)
Total	1,250,594	(85,268)	1,165,326

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($)
		Forward
Underlying risk	Futures[6]	Contracts[7]	Total
Equity	(768,305)	—	(768,305)
Foreign exchange	—	168,390	168,390
Total	(768,305)	168,390	(599,915)

Statement of Operations location:
4	Net realized gain (loss) on financial futures.
5	Net realized gain (loss) on forward foreign currency exchange contracts.
6	Net unrealized appreciation (depreciation) on financial futures.
7	Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its

The Fund	51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board ofTrade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counter-party credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.The following summarizes open forward contracts at April 30, 2012:

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Cost ($)	Value ($) (Depreciation) ($)
Purchases:
Australian Dollar,
Expiring:
6/20/2012 [a]	1	244,832	254,163	253,706	(457)
6/20/2012 [b]	1	105,300	109,482	109,116	(366)
6/20/2012 [c]	2	205,491	213,702	212,939	(763)
6/20/2012 [d]	1	326,200	332,926	338,023	5,097
6/20/2012 [e]	1	107,600	110,904	111,500	596
British Pound,
Expiring:
6/20/2012 [d]	2	1,376,828	2,170,121	2,233,732	63,611
6/20/2012 [b]	4	303,199	481,916	491,902	9,986
6/20/2012 [c]	1	263,619	414,206	427,689	13,483
6/20/2012 [f]	4	214,100	339,255	347,351	8,096
6/20/2012 [e]	1	56,300	89,687	91,340	1,653
Euro,
Expiring:
6/20/2012 [g]	1	714,487	936,639	945,991	9,352
6/20/2012 [b]	4	323,887	428,076	428,831	755
6/20/2012 [f]	5	611,000	802,723	808,973	6,250
6/20/2012 [c]	1	567,268	743,537	751,071	7,534
6/20/2012 [d]	1	1,186,300	1,549,249	1,570,678	21,429
6/20/2012 [e]	1	67,400	88,507	89,239	732
Japanese Yen,
Expiring:
6/20/2012 [g]	1	46,305,079	559,940	580,245	20,305
6/20/2012 [f]	5	44,219,628	535,387	554,112	18,725
6/20/2012 [b]	3	30,025,748	361,776	376,250	14,474
6/20/2012 [c]	1	18,527,800	222,569	232,170	9,601
6/20/2012 [d]	1	91,960,000	1,117,674	1,152,342	34,668
6/20/2012 [e]	1	8,030,000	99,559	100,623	1,064

The Fund	53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Forward Foreign
Currency	Number	Foreign			Unrealized
Exchange	of	Currency			Appreciation
Contracts	Contracts	Amounts	Proceeds ($)	Value ($) (Depreciation) ($)
Sales:
Australian Dollar,
Expiring
6/20/2012 [f]	1	502,299	515,026	520,505	(5,479)
British Pound,
Expiring:
6/20/2012 [h]	1	57,900	91,600	93,935	(2,335)
6/20/2012 [f]	2	1,067,067	1,717,313	1,731,184	(13,871)
6/20/2012 [b]	1	55,600	88,483	90,204	(1,721)
Euro,
Expiring:
6/20/2012 [b]	2	141,100	185,693	186,818	(1,125)
6/20/2012 [f]	2	1,520,728	1,999,793	2,013,465	(13,672)
Japanese Yen,
Expiring:
6/20/2012 [h]	1	8,525,000	103,540	106,826	(3,286)
6/20/2012 [f]	2 107,883,433		1,330,085	1,351,877	(21,792)
6/20/2012 [b]	1	8,130,000	100,338	101,876	(1,538)
Gross Unrealized
Appreciation					247,411
Gross Unrealized
Depreciation					(66,405)

Counterparties:
a	Westpac Bank
b	UBS
c	Goldman Sachs
d	HSBC
e	Citigroup
f	Citicorp
g	Standard Chartered Bank
h	Credit Suisse First Boston

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity futures contracts	9,604,924
Forward contracts	7,012,278

At April 30, 2012, accumulated net unrealized depreciation on investments was $10,107,171, consisting of $75,949,807 gross unrealized appreciation and $86,056,978 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	55

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for all periods, except for the ten-year period, and was variously above and below the Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expense ratio was below the Expense Group median and at the Expense Universe median.

The Fund	57

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund	59

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Ticker Symbol: DIISX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
27	Financial Highlights
28	Notes to Financial Statements
39	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
S&P 500 Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus S&P 500 Index Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies.As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus S&P 500 Index Fund produced a total return of 12.50%.1 In comparison, the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500 Index”), the fund’s benchmark, produced a 12.76% return for the same period.2,3

Improving economic fundamentals in the United States and progress in forestalling a banking crisis in Europe drove stocks broadly higher over the reporting period.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weightings. Often considered a barometer for the stock market in general, the S&P 500 Index is made up of 500 widely held common stocks across 10 economic sectors. Each stock is weighted by its float-adjusted market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.

Markets Bolstered by Improving Economic Fundamentals

Large-cap U.S. stocks had floundered in the months prior to the reporting period amid a number of macroeconomic concerns, including an unprecedented downgrade of one agency’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, fears of inflation and an economic slowdown in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.These issues led

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

investors to focus on traditional safe havens including U.S. Treasury securities and well-established companies with track records of consistent earnings growth, financial stability and dividend payments.

Fortunately, economic conditions appeared to improve over the final months of 2011 and early 2012, driven by a declining U.S. unemployment rate, increased manufacturing activity, higher levels of consumer confidence and greater capital spending by businesses. In addition, the Federal Reserve Board launched Operation Twist, a stimulative program designed to boost lending activity by reducing longer term interest rates. In Europe, the European Central Bank took what were regarded as credible steps to address problems in the region’s banking system, forestalling a more serious financial crisis through the Long Term Refinancing Operation (LTRO). Meanwhile, inflationary pressures and economic concerns moderated in China. In response, many of investors’ previous worries eased, and they shifted their attention to more speculative, growth-oriented segments of the equity markets.

Investors Favored Technology and Financial Stocks

In this environment, all 10 of the sectors represented in the S&P 500 Index posted positive absolute returns for the reporting period. The information technology sector led the market’s advance, with robust gains posted by companies in the enterprise storage, cloud computing and network security industries. In addition, consumer electronics innovator Apple and its suppliers continued to gain value on the strength of the company’s popular smartphone and tablet computer products.

The financials sector also fared well as it continued to recover from the global debt crisis of several years ago. Stocks of commercial banks climbed amid a more active mortgage lending market, lower loan delinquencies and accelerating deposits. To a lesser degree, large, diversified financial institutions benefited from the same factors. In the consumer discretionary sector, pent-up demand fueled higher sales of automobiles, major appliances and other costly household products. Media companies also gained value in response to rising demand for entertainment programming and in anticipation of higher advertising

4

spending related to the 2012 presidential election and Summer Olympics. Although housing markets generally have remained weak, “big box” home improvement retailers benefited from homeowners’ efforts to upgrade their existing residences.

On the other hand, the utilities sector generally lagged other market segments, as a mild winter throughout the United States reduced the need for heating. In addition, a glut of natural gas drove its price sharply lower.Although the materials sector produced positive returns, on average, some metals-and-mining companies lost value due to weaker demand from the emerging markets for the commodities used in construction.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™” and “S&P 500®” are
trademarks of Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.The fund is not sponsored, endorsed, sold or promoted by
Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus S&P 500 Index Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$2.64
Ending value (after expenses)	$1,125.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
A p r i l 3 0 , 2 0 1 2 ( U n a u d i t e d )

Common Stocks—97.6%	Shares		Value ($)
Consumer Discretionary—11.0%
Abercrombie & Fitch, Cl. A	16,123		808,891
Amazon.com	66,757	[a]	15,480,948
Apollo Group, Cl. A	21,957	[a]	773,326
AutoNation	9,114	[a,b]	315,162
AutoZone	5,027	[a]	1,991,496
Bed Bath & Beyond	44,922	[a]	3,162,060
Best Buy	53,940		1,190,456
Big Lots	12,052	[a]	441,585
BorgWarner	19,928	[a]	1,575,109
Cablevision Systems (NY Group), Cl. A	40,411		598,891
CarMax	40,103	[a]	1,237,980
Carnival	84,231		2,736,665
CBS, Cl. B	121,265		4,044,188
Chipotle Mexican Grill	5,679	[a]	2,351,958
Coach	53,224		3,893,868
Comcast, Cl. A	496,563		15,060,756
D.R. Horton	48,521		793,318
Darden Restaurants	23,707		1,187,247
DeVry	10,572		339,890
DIRECTV, Cl. A	124,662	[a]	6,142,097
Discovery Communications, Cl. A	48,547	[a]	2,641,928
Dollar Tree	21,616	[a]	2,197,483
Expedia	17,984	[b]	766,658
Family Dollar Stores	21,859		1,476,575
Ford Motor	699,673		7,892,311
Fossil	9,547	[a]	1,247,506
GameStop, Cl. A	25,532	[b]	581,108
Gannett	46,122		637,406
Gap	63,481		1,809,208
Genuine Parts	28,587		1,851,866
Goodyear Tire & Rubber	43,150	[a]	473,787
H&R Block	53,721		789,699
Harley-Davidson	42,291		2,213,088
Harman International Industries	13,432		665,959
Hasbro	22,154		813,938

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
Home Depot	282,929		14,652,893
International Game Technology	56,516		880,519
Interpublic Group of Cos.	85,851		1,013,900
J.C. Penney	26,323	[b]	949,207
Johnson Controls	125,311		4,006,193
Kohl’s	46,565		2,334,303
Leggett & Platt	25,041		545,143
Lennar, Cl. A	30,981	[b]	859,413
Limited Brands	46,431		2,307,621
Lowe’s	230,047		7,239,579
Macy’s	76,343		3,131,590
Marriott International, Cl. A	49,237		1,924,674
Mattel	62,604		2,103,494
McDonald’s	188,409		18,360,457
McGraw-Hill	51,264		2,520,651
Netflix	10,196	[a]	817,107
Newell Rubbermaid	55,553		1,011,065
News, Cl. A	396,478		7,770,969
NIKE, Cl. B	68,099		7,618,235
Nordstrom	29,482		1,646,865
O’Reilly Automotive	23,570	[a]	2,485,692
Omnicom Group	51,059		2,619,837
Priceline.com	9,168	[a]	6,975,198
Pulte Group	67,650	[a]	665,676
Ralph Lauren	11,964		2,061,038
Ross Stores	42,094		2,592,569
Scripps Networks Interactive, Cl. A	16,539		830,589
Sears Holdings	7,044	[a,b]	378,826
Staples	128,717		1,982,242
Starbucks	138,684		7,957,688
Starwood Hotels & Resorts Worldwide	36,160	[c]	2,140,672
Target	123,168		7,136,354
Tiffany & Co.	23,164		1,585,807
Time Warner	178,681		6,693,390
Time Warner Cable	57,873		4,655,883
TJX	140,338		5,853,498

8

Common Stocks (continued)	Shares		Value ($)
Consumer Discretionary (continued)
TripAdvisor	17,984	[a]	674,580
Urban Outfitters	22,110	[a]	640,306
VF	16,075		2,444,204
Viacom, Cl. B	99,506		4,616,083
Walt Disney	329,800		14,217,678
Washington Post, Cl. B	941	[b]	355,858
Whirlpool	13,383		856,780
Wyndham Worldwide	28,063		1,412,691
Wynn Resorts	14,570		1,943,638
Yum! Brands	84,640		6,155,867
			261,810,933
Consumer Staples—10.6%
Altria Group	377,826		12,169,775
Archer-Daniels-Midland	121,902		3,758,239
Avon Products	77,007		1,663,351
Beam	27,697		1,572,636
Brown-Forman, Cl. B	18,826		1,625,625
Campbell Soup	34,033	[b]	1,151,336
Clorox	24,264		1,700,906
Coca-Cola	416,861		31,814,832
Coca-Cola Enterprises	55,392		1,668,407
Colgate-Palmolive	89,110		8,816,543
ConAgra Foods	73,629		1,901,101
Constellation Brands, Cl. A	31,297	[a]	676,015
Costco Wholesale	79,526		7,011,807
CVS Caremark	238,953		10,662,083
Dean Foods	34,436	[a]	422,874
Dr. Pepper Snapple Group	39,830		1,616,301
Estee Lauder, Cl. A	41,703		2,725,291
General Mills	117,852		4,583,264
H.J. Heinz	59,114		3,151,367
Hershey	27,432		1,838,218
Hormel Foods	25,301		735,247
J.M. Smucker	20,910		1,665,063
Kellogg	45,578		2,304,879
Kimberly-Clark	72,470		5,686,721

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Staples (continued)
Kraft Foods, Cl. A	324,183		12,925,176
Kroger	105,988		2,466,341
Lorillard	24,332		3,291,876
McCormick & Co.	23,885		1,335,410
Mead Johnson Nutrition	36,977		3,163,752
Molson Coors Brewing, Cl. B	29,502		1,226,693
PepsiCo	289,147		19,083,702
Philip Morris International	317,069		28,380,846
Procter & Gamble	507,088		32,271,080
Reynolds American	60,783		2,481,770
Safeway	49,153	[b]	999,280
Sara Lee	108,876		2,399,627
Sysco	106,537		3,078,919
Tyson Foods, Cl. A	52,973		966,757
Wal-Mart Stores	321,075		18,914,528
Walgreen	163,304		5,725,438
Whole Foods Market	29,871		2,481,384
			252,114,460
Energy—10.9%
Alpha Natural Resources	40,578	[a]	654,523
Anadarko Petroleum	91,371		6,689,271
Apache	70,749		6,787,659
Baker Hughes	80,541		3,552,664
Cabot Oil & Gas	38,446		1,350,992
Cameron International	45,310	[a]	2,322,138
Chesapeake Energy	120,186		2,216,230
Chevron	364,017		38,789,652
ConocoPhillips	235,854		16,894,222
Consol Energy	40,833		1,357,289
Denbury Resources	71,900	[a]	1,368,976
Devon Energy	74,151		5,179,447
Diamond Offshore Drilling	12,503	[b]	857,081
El Paso	142,258		4,220,795
EOG Resources	49,210		5,403,750
EQT	27,792		1,384,597
Exxon Mobil	868,120		74,953,481

10

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
FMC Technologies	44,141	[a]	2,074,627
Halliburton	169,896		5,813,841
Helmerich & Payne	19,077		980,367
Hess	54,819		2,858,263
Marathon Oil	129,218		3,791,256
Marathon Petroleum	64,376		2,678,685
Murphy Oil	34,659		1,905,205
Nabors Industries	54,361	[a]	905,111
National Oilwell Varco	77,767		5,891,628
Newfield Exploration	23,525	[a]	844,547
Noble	45,097	[a]	1,716,392
Noble Energy	32,568		3,234,654
Occidental Petroleum	148,964		13,588,496
Peabody Energy	48,931		1,522,243
Pioneer Natural Resources	22,444		2,599,464
QEP Resources	32,621		1,005,053
Range Resources	28,835		1,922,141
Rowan	22,488	[a]	776,511
Schlumberger	246,413		18,269,060
Southwestern Energy	62,547	[a]	1,975,234
Spectra Energy	117,779		3,620,526
Sunoco	19,613		966,725
Tesoro	27,628	[a]	642,351
Valero Energy	102,648		2,535,406
Williams	109,000		3,709,270
WPX Energy	35,479		623,366
			260,433,189
Financial—14.3%
ACE	61,200		4,649,364
Aflac	86,082		3,877,133
Allstate	91,829		3,060,661
American Express	186,827		11,248,854
American International Group	98,866	[a]	3,364,410
American Tower	72,020	[c]	4,723,072
Ameriprise Financial	40,924		2,218,490
Aon	60,732		3,145,918

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Apartment Investment & Management, Cl. A	22,507	[c]	611,065
Assurant	16,179		652,661
AvalonBay Communities	17,111	[c]	2,487,939
Bank of America	1,968,128		15,961,518
Bank of New York Mellon	224,674		5,313,540
BB&T	128,343		4,112,110
Berkshire Hathaway, Cl. B	323,691	[a]	26,040,941
BlackRock	18,379		3,521,049
Boston Properties	26,643	[c]	2,884,105
Capital One Financial	101,543		5,633,606
CBRE Group, Cl. A	59,125	[a]	1,112,141
Charles Schwab	196,159		2,805,074
Chubb	51,073		3,731,904
Cincinnati Financial	28,493		1,014,921
Citigroup	539,168		17,814,111
CME Group	12,336		3,279,156
Comerica	36,592		1,171,676
Discover Financial Services	98,714		3,346,405
E*TRADE Financial	42,286	[a]	449,500
Equity Residential	55,258	[c]	3,395,052
Federated Investors, Cl. B	17,280	[b]	381,542
Fifth Third Bancorp	164,452		2,340,152
First Horizon National	50,810		466,436
Franklin Resources	26,514		3,327,772
Genworth Financial, Cl. A	94,598	[a]	568,534
Goldman Sachs Group	91,109		10,491,201
Hartford Financial Services Group	83,066		1,707,006
HCP	75,377	[c]	3,124,377
Health Care REIT	38,673	[c]	2,191,212
Host Hotels & Resorts	126,430	[c]	2,103,795
Hudson City Bancorp	102,364		722,690
Huntington Bancshares	151,668		1,014,659
IntercontinentalExchange	13,442	[a]	1,788,324
Invesco	82,623		2,052,355
JPMorgan Chase & Co.	702,759		30,204,582
KeyCorp	178,069		1,431,675

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Kimco Realty	73,713[c]	1,430,769
Legg Mason	22,865	596,091
Leucadia National	35,092	872,387
Lincoln National	53,795	1,332,502
Loews	56,396	2,319,567
M&T Bank	23,172	1,999,048
Marsh & McLennan	99,285	3,321,083
MetLife	195,187	7,032,588
Moody’s	36,551	1,496,763
Morgan Stanley	280,378	4,844,932
NASDAQ OMX Group	23,314	572,825
Northern Trust	43,257	2,058,601
NYSE Euronext	46,928	1,208,396
People’s United Financial	66,286	817,969
Plum Creek Timber	29,895[c]	1,256,786
PNC Financial Services Group	97,115	6,440,667
Principal Financial Group	57,803	1,599,409
Progressive	113,249	2,412,204
ProLogis	83,531[c]	2,988,739
Prudential Financial	86,658	5,246,275
Public Storage	26,167[c]	3,748,684
Regions Financial	232,527	1,567,232
Simon Property Group	56,352[c]	8,768,371
SLM	96,570	1,432,133
State Street	90,958	4,204,079
SunTrust Banks	96,263	2,337,266
T. Rowe Price Group	46,375	2,926,958
Torchmark	18,549	903,522
Travelers	72,482	4,662,042
U.S. Bancorp	351,079	11,294,211
Unum Group	53,705	1,274,957
Ventas	52,039[c]	3,059,373
Vornado Realty Trust	33,535[c]	2,878,644
Wells Fargo & Co.	970,824	32,454,646
Weyerhaeuser	96,956[c]	1,974,024
XL Group	57,727	1,241,708

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Financial (continued)
Zions Bancorporation	33,419		681,413
			340,799,552
Health Care—11.1%
Abbott Laboratories	289,449		17,963,205
Aetna	64,573		2,843,795
Agilent Technologies	62,883		2,652,405
Allergan	55,374		5,315,904
AmerisourceBergen	49,283		1,833,820
Amgen	144,713		10,290,541
Baxter International	103,829		5,753,165
Becton Dickinson & Co.	39,484		3,097,520
Biogen Idec	44,590	[a]	5,975,506
Boston Scientific	267,703	[a]	1,675,821
Bristol-Myers Squibb	310,986		10,377,603
C.R. Bard	15,795		1,563,073
Cardinal Health	63,493		2,683,849
CareFusion	39,802	[a]	1,031,270
Celgene	81,515	[a]	5,944,074
Cerner	26,272	[a]	2,130,396
Cigna	52,344		2,419,863
Coventry Health Care	27,079		812,099
Covidien	90,195		4,981,470
DaVita	17,028	[a]	1,508,340
DENTSPLY International	24,840		1,019,930
Edwards Lifesciences	21,353	[a]	1,771,658
Eli Lilly & Co.	187,979		7,780,451
Express Scripts Holding	146,550	[a]	8,176,025
Forest Laboratories	51,423	[a]	1,791,063
Gilead Sciences	139,412	[a]	7,250,818
Hospira	29,933	[a]	1,051,247
Humana	30,014		2,421,530
Intuitive Surgical	7,110	[a]	4,111,002
Johnson & Johnson	505,353		32,893,427
Laboratory Corp. of America Holdings	17,933	[a]	1,576,131
Life Technologies	31,860	[a]	1,477,030
McKesson	45,544		4,163,177

14

Common Stocks (continued)	Shares		Value ($)
Health Care (continued)
Medtronic	193,785		7,402,587
Merck & Co.	560,477		21,993,117
Mylan	77,777	[a]	1,688,539
Patterson	18,540		632,029
PerkinElmer	20,343		561,467
Perrigo	16,922		1,775,118
Pfizer	1,388,621		31,841,080
Quest Diagnostics	28,543		1,646,646
St. Jude Medical	59,608		2,308,022
Stryker	60,505		3,301,758
Tenet Healthcare	76,044	[a]	394,668
Thermo Fisher Scientific	67,426		3,752,257
UnitedHealth Group	192,489		10,808,257
Varian Medical Systems	21,518	[a]	1,364,672
Waters	16,443	[a]	1,383,021
Watson Pharmaceuticals	22,990	[a]	1,732,526
WellPoint	61,699		4,184,426
Zimmer Holdings	32,906		2,070,775
			265,178,173
Industrial—10.3%
3M	128,654		11,496,521
Avery Dennison	19,587		626,392
Boeing	136,366		10,472,909
C.H. Robinson Worldwide	29,405		1,756,655
Caterpillar	118,650		12,193,661
Cintas	19,386		759,350
Cooper Industries	30,123		1,884,796
CSX	192,742		4,300,074
Cummins	35,414		4,102,004
Danaher	105,314		5,710,125
Deere & Co.	74,027		6,096,864
Dover	33,448		2,095,852
Dun & Bradstreet	9,497		738,677
Eaton	63,005		3,035,581
Emerson Electric	135,047		7,095,369
Equifax	22,490		1,030,492

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Expeditors International of Washington	38,012		1,520,480
Fastenal	54,761		2,563,910
FedEx	58,214		5,136,803
Flowserve	10,298		1,183,549
Fluor	31,856		1,839,684
General Dynamics	66,017		4,456,148
General Electric	1,948,005		38,141,938
Goodrich	23,153		2,904,775
Honeywell International	142,574		8,648,539
Illinois Tool Works	88,694		5,089,262
Ingersoll-Rand	54,800		2,330,096
Iron Mountain	34,156		1,037,318
Jacobs Engineering Group	22,340	[a]	979,162
Joy Global	18,859		1,334,651
L-3 Communications Holdings	18,345		1,349,091
Lockheed Martin	48,702		4,409,479
Masco	65,787		867,073
Norfolk Southern	61,725		4,501,604
Northrop Grumman	46,557		2,946,127
PACCAR	67,216		2,887,599
Pall	20,536		1,224,151
Parker Hannifin	28,334		2,484,608
Pitney Bowes	37,470	[b]	641,861
Precision Castparts	26,719		4,712,430
Quanta Services	40,906	[a]	904,841
R.R. Donnelley & Sons	33,171	[b]	414,969
Raytheon	62,635		3,391,059
Republic Services	58,309		1,595,917
Robert Half International	28,050		835,890
Rockwell Automation	26,194		2,025,844
Rockwell Collins	27,514		1,537,757
Roper Industries	17,614		1,794,867
Ryder System	9,785		476,725
Snap-on	10,081		630,466
Southwest Airlines	144,838		1,199,259
Stanley Black & Decker	31,113		2,276,227

16

Common Stocks (continued)	Shares		Value ($)
Industrial (continued)
Stericycle	15,838	[a]	1,371,571
Textron	52,664		1,402,969
Tyco International	85,800		4,815,954
Union Pacific	88,416		9,941,495
United Parcel Service, Cl. B	177,137		13,841,485
United Technologies	167,554		13,679,109
W.W. Grainger	11,072		2,300,983
Waste Management	86,425		2,955,735
Xylem	33,763		941,312
			244,920,094
Information Technology—19.8%
Accenture, Cl. A	118,198		7,676,960
Adobe Systems	92,575	[a]	3,106,817
Advanced Micro Devices	110,175	[a]	810,888
Akamai Technologies	32,814	[a]	1,069,736
Altera	57,845		2,057,547
Amphenol, Cl. A	30,121		1,751,235
Analog Devices	55,180		2,150,916
Apple	171,648	[a]	100,283,628
Applied Materials	237,407		2,846,510
Autodesk	41,049	[a]	1,616,099
Automatic Data Processing	89,298		4,966,755
BMC Software	32,251	[a]	1,330,676
Broadcom, Cl. A	90,266	[a]	3,303,736
CA	67,833		1,792,148
Cisco Systems	991,555		19,979,833
Citrix Systems	33,913	[a]	2,903,292
Cognizant Technology Solutions, Cl. A	55,655	[a]	4,080,625
Computer Sciences	29,363		823,926
Corning	285,327		4,094,442
Dell	283,215	[a]	4,636,230
eBay	210,833	[a]	8,654,695
Electronic Arts	59,282	[a]	911,757
EMC	377,962	[a]	10,662,308
F5 Networks	14,796	[a]	1,981,628
Fidelity National Information Services	45,349		1,526,901

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
First Solar	10,675	[a,b]	196,420
Fiserv	25,810	[a]	1,814,185
FLIR Systems	29,664		666,253
Google, Cl. A	46,689	[a]	28,257,583
Harris	21,250		967,725
Hewlett-Packard	364,828		9,033,141
Intel	920,271		26,135,696
International Business Machines	213,413		44,193,564
Intuit	55,362		3,209,335
Jabil Circuit	32,358		758,795
JDS Uniphase	40,459	[a]	491,577
Juniper Networks	97,886	[a]	2,097,697
KLA-Tencor	29,810		1,554,592
Lexmark International, Cl. A	13,117		394,822
Linear Technology	40,484		1,324,232
LSI	100,482	[a]	807,875
MasterCard, Cl. A	19,410		8,778,561
Microchip Technology	33,824	[b]	1,195,340
Micron Technology	182,598	[a]	1,203,321
Microsoft	1,373,890		43,991,958
Molex	25,992	[b]	717,119
Motorola Mobility Holdings	47,770	[a]	1,854,431
Motorola Solutions	54,154		2,763,479
NetApp	67,662	[a]	2,627,315
Novellus Systems	11,816	[a]	552,398
NVIDIA	110,722	[a]	1,439,386
Oracle	720,269		21,168,706
Paychex	58,642		1,816,729
QUALCOMM	311,377		19,878,308
Red Hat	35,282	[a]	2,103,160
SAIC	50,355		612,317
Salesforce.com	24,643	[a]	3,837,654
SanDisk	43,445	[a]	1,607,899
Symantec	135,957	[a]	2,246,010
TE Connectivity	78,900		2,876,694
Teradata	30,339	[a]	2,117,055

18

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
Teradyne	35,007	[a]	602,470
Texas Instruments	211,341		6,750,232
Total System Services	28,103		660,983
VeriSign	29,950		1,231,245
Visa, Cl. A	91,633		11,269,026
Western Digital	43,053	[a]	1,670,887
Western Union	116,723		2,145,369
Xerox	245,612		1,910,861
Xilinx	48,440		1,762,247
Yahoo!	223,677	[a]	3,475,941
			471,789,881
Materials—3.4%
Air Products & Chemicals	38,209		3,266,487
Airgas	13,017		1,192,878
Alcoa	192,245		1,870,544
Allegheny Technologies	18,808		807,616
Ball	28,829		1,203,899
Bemis	19,779		640,642
CF Industries Holdings	12,008		2,318,264
Cliffs Natural Resources	26,122		1,626,356
Dow Chemical	216,835		7,346,370
E.I. du Pont de Nemours & Co.	171,612		9,174,378
Eastman Chemical	26,549		1,432,850
Ecolab	54,724		3,485,372
FMC	13,429		1,483,233
Freeport-McMoRan Copper & Gold	174,493		6,683,082
International Flavors & Fragrances	14,164		852,814
International Paper	80,009		2,665,100
MeadWestvaco	30,975		985,625
Monsanto	98,564		7,508,606
Mosaic	54,262		2,866,119
Newmont Mining	90,790		4,326,144
Nucor	57,017		2,235,637
Owens-Illinois	30,119	[a]	700,267
PPG Industries	28,025		2,949,351
Praxair	55,339		6,402,722

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sealed Air	35,307		677,188
Sherwin-Williams	16,519		1,986,905
Sigma-Aldrich	22,654		1,606,169
Titanium Metals	15,856		234,193
United States Steel	26,106	[b]	739,583
Vulcan Materials	23,664		1,013,056
			80,281,450
Telecommunication Services—2.8%
AT&T	1,091,500		35,921,265
CenturyLink	113,302		4,368,925
Crown Castle International	45,878	[a]	2,597,154
Frontier Communications	184,604	[b]	745,800
MetroPCS Communications	49,310	[a]	359,963
Sprint Nextel	536,323	[a]	1,330,081
Verizon Communications	522,022		21,079,248
Windstream	106,795	[b]	1,200,376
			67,602,812
Utilities—3.4%
AES	117,122	[a]	1,466,367
AGL Resources	21,260		838,282
Ameren	44,379		1,455,187
American Electric Power	88,982		3,456,061
CenterPoint Energy	76,447		1,544,994
CMS Energy	44,930		1,032,941
Consolidated Edison	53,336		3,170,825
Dominion Resources	104,162		5,436,215
DTE Energy	30,264		1,706,284
Duke Energy	245,899		5,269,616
Edison International	58,838		2,589,460
Entergy	32,538		2,133,191
Exelon	156,048		6,087,432
FirstEnergy	76,981		3,604,250

20

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Integrys Energy Group	13,486	736,875
NextEra Energy	76,242	4,906,173
NiSource	51,415	1,267,380
Northeast Utilities	57,606	2,118,173
NRG Energy	42,844[a]	728,348
ONEOK	19,127	1,642,818
Pepco Holdings	42,315	800,600
PG&E	74,435	3,288,538
Pinnacle West Capital	20,017	967,822
PPL	105,542	2,886,574
Progress Energy	53,286	2,835,881
Public Service Enterprise Group	91,685	2,855,988
SCANA	21,607[b]	996,515
Sempra Energy	43,256	2,800,393
Southern	158,139	7,264,906
TECO Energy	37,265	671,515
Wisconsin Energy	43,306	1,595,393
Xcel Energy	89,603	2,424,657
		80,579,654
Total Common Stocks
(cost $1,314,988,874)		2,325,510,198
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.08%, 6/21/12
(cost $3,099,651)	3,100,000[d]	3,099,687

Other Investment—.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,804)	11,804[e]	11,804

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—.5%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $11,362,098)	11,362,098[e]	11,362,098
Total Investments (cost $1,329,462,427)	98.2%	2,339,983,787
Cash and Receivables (Net)	1.8%	42,171,145
Net Assets	100.0%	2,382,154,932

REIT—Real Estate Investment Trust
a Non-income producing security.
b Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $10,800,991 and the value of the collateral held by the fund was $11,362,098.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.8	Materials	3.4
Financial	14.3	Utilities	3.4
Health Care	11.1	Telecommunication Services	2.8
Consumer Discretionary	11.0	Short-Term/
Energy	10.9	Money Market Investments	.6
Consumer Staples	10.6
Industrial	10.3		98.2

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
A p r i l 3 0 , 2 0 1 2 ( U n a u d i t e d )

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 4/30/2012	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	841	58,600,880	June 2012	(197,276)

See notes to financial statements.

The Fund	23

STATEMENT OF ASSETS AND LIABILITIES
A p r i l 3 0 , 2 0 1 2 ( U n a u d i t e d )

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $10,800,991)—Notes 1(b):
Unaffiliated issuers	1,318,088,525	2,328,609,885
Affiliated issuers	11,373,902	11,373,902
Cash		2,124,459
Receivable for investment securities sold		55,390,698
Dividends and securities lending income receivable		2,401,538
Receivable for shares of Common Stock subscribed		1,723,649
		2,401,624,131
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3 (b)		959,190
Liability for securities on loan—Note 1(b)		11,362,098
Payable for shares of Common Stock redeemed		4,531,489
Bank note payable—Note 2		2,400,000
Payable for futures variation margin—Note 4		206,045
Interest payable—Note 2		77
Accrued expenses		10,300
		19,469,199
Net Assets ($)		2,382,154,932
Composition of Net Assets ($):
Paid-in capital		1,396,594,186
Accumulated undistributed investment income—net		11,709,233
Accumulated net realized gain (loss) on investments		(36,472,571)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($197,276) net unrealized
(depreciation) on financial futures]		1,010,324,084
Net Assets ($)		2,382,154,932
Shares Outstanding
(200 million shares $.001 par value Common Stock authorized)		62,049,544
Net Asset Value, offering and redemption price per share ($)		38.39

See notes to financial statements.

24

STATEMENT OF OPERATIONS
S i x M o n t h s E n d e d A p r i l 3 0 , 2 0 1 2 ( U n a u d i t e d )

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	24,937,374
Affiliated issuers	13,127
Income from securities lending—Note 1(b)	72,307
Interest	341
Total Income	25,023,149
Expenses:
Management fee—Note 3(a)	2,848,361
Shareholder servicing costs—Note 3(b)	2,848,361
Directors’ fees —Note 3(a)	49,179
Loan commitment fees—Note 2	8,241
Interest expense—Note 2	77
Total Expenses	5,754,219
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(49,179)
Net Expenses	5,705,040
Investment Income—Net	19,318,109
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	9,364,374
Net realized gain (loss) on financial futures	8,012,666
Net Realized Gain (Loss)	17,377,040
Net unrealized appreciation (depreciation) on investments	237,796,292
Net unrealized appreciation (depreciation) on financial futures	(3,536,201)
Net Unrealized Appreciation (Depreciation)	234,260,091
Net Realized and Unrealized Gain (Loss) on Investments	251,637,131
Net Increase in Net Assets Resulting from Operations	270,955,240

See notes to financial statements.

The Fund	25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	19,318,109	36,757,856
Net realized gain (loss) on investments	17,377,040	9,649,483
Net unrealized appreciation
(depreciation) on investments	234,260,091	131,088,444
Net Increase (Decrease) in Net Assets
Resulting from Operations	270,955,240	177,495,783
Dividends to Shareholders from ($):
Investment income—net	(35,011,267)	(34,804,705)
Net realized gain on investments	(13,904,370)	(51,832,641)
Total Dividends	(48,915,637)	(86,637,346)
Capital Stock Transactions ($):
Net proceeds from shares sold	250,930,825	531,886,911
Dividends reinvested	47,707,705	84,742,937
Cost of shares redeemed	(369,047,257)	(804,836,248)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(70,408,727)	(188,206,400)
Total Increase (Decrease) in Net Assets	151,630,876	(97,347,963)
Net Assets ($):
Beginning of Period	2,230,524,056	2,327,872,019
End of Period	2,382,154,932	2,230,524,056
Undistributed investment income—net	11,709,233	27,402,391
Capital Share Transactions (Shares):
Shares sold	6,937,184	15,132,550
Shares issued for dividends reinvested	1,396,383	2,446,143
Shares redeemed	(10,204,206)	(22,893,993)
Net Increase (Decrease) in Shares Outstanding	(1,870,639)	(5,315,300)

See notes to financial statements.

26

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012				Year Ended October 31,
(Unaudited)			2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	34.90		33.62	29.45	27.66	44.18	40.57
Investment Operations:
Investment income—net[a]	.31		.55	.49	.53	.66	.61
Net realized and
unrealized gain
(loss) on investments	3.96		2.00	4.19	1.93	(16.51)	4.90
Total from
Investment Operations	4.27		2.55	4.68	2.46	(15.85)	5.51
Distributions:
Dividends from
investment income—net	(.56)		(.51)	(.51)	(.67)	(.67)	(.56)
Dividends from net
realized gain
on investments	(.22)		(.76)	—	—	—	(1.34)
Total Distributions	(.78)		(1.27)	(.51)	(.67)	(.67)	(1.90)
Net asset value,
end of period	38.39		34.90	33.62	29.45	27.66	44.18
Total Return (%)	12.50	[b]	7.61	16.02	9.42	(36.38)	14.05
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.51	[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50	[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.70	[c]	1.55	1.55	2.06	1.77	1.47
Portfolio Turnover Rate	1.44	[b]	3.38	5.45	4.36	4.95	4.71
Net Assets,
end of period
($ x 1,000)	2,382,155		2,230,524	2,327,872	2,238,885	2,090,178	3,735,372

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.
See notes to financial statements.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus S&P 500 Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to match the performance of the Standard & Poor’s® 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

28

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when

30

the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter are valued at the mean between the bid and asked price.These securities are generally categorized within Level 2 of the fair value hierarchy. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,325,510,198	—	—	2,325,510,198
Mutual Funds	11,373,902	—	—	11,373,902
U.S. Treasury	—	3,099,687	—	3,099,687
Liabilities ($)
Other Financial
Instruments:
Futures††	(197,276)	—	—	(197,276)
†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

32

measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012, The Bank of NewYork Mellon earned $30,989 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

34

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $34,804,705 and long-term capital gain $51,832,641 .The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2012, was approximately $13,200 with a related weighted average annualized interest rate of 1.18%.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund, Shareholder Services Plan fees and extraordinary expenses.The Manager has also agreed to reduce

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2012, fees reimbursed by the Manager amounted to $49,179.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at an annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, the fund was charged $2,848,361 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $489,135 and shareholder services plan fees $489,135, which are offset against a directors’ fee reimbursement currently in effect in the amount of $19,080.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2012, amounted to $32,414,404 and $128,513,771, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.The

36

fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity futures contracts	44,743,754

At April 30, 2012, accumulated net unrealized appreciation on investments was $1,010,521,360, consisting of $1,147,908,891 gross unrealized appreciation and $137,387,531 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and more than two hundred other entities have been named as defendants in two pending litigations (Deutsche Bank Trust Co., Americas et al. v.Adaly Opportunity Fund TD Secs. Inc. et al., No. 11-cv-04784, filed July 12, 2011 in the United States District Court for

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Southern District of New York, and Niese et al. v. AllianceBernstein L.P. et al., No. 11-cv-04538, filed July 1, 2011 in the United States District Court for the Southern District of New York) against shareholders of the Tribune Company who received payment for their shares in June or December 2007, as part of a leveraged buy-out of the company (the “LBO”). Approximately one year after the LBO was concluded, the Tribune Company filed for bankruptcy. Thereafter, in approximately June 2011, certain Tribune Company creditors filed dozens of complaints in various courts throughout the country, including complaints in the two actions referred to above, alleging that the payments made to shareholders in the LBO were “fraudulent conveyances,” and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York (S.D.N.Y. No. 11-md-2296 (WHP)). In Deutsche Bank v. Adaly, the fund and eleven other defendants are named as shareholder defendants class representatives.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the multi-district litigation in the United States District Court for the Southern District of NewYork (The Official Committee of Unsecured Creditors of Tribune Co. v. Fitzsimons et al., formerly Bankr. D. Del. Adv. Pro. No. 10-54010 (KJC) and now S.D.N.Y. No. 12-cv-2652 (WHP)). The case was originally filed on November 1, 2010. In this case, the Creditors Committee seeks recovery for alleged “fraudulent conveyances” from more than 32,000 Tribune shareholders, including the fund, in a Third Amended Complaint filed in January 2012.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

38

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered

The Fund	39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus’ extensive administrative, accounting, and compliance infra-structures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and noted the close proximity of the fund’s total return performance to the Performance Group median during the reported time periods. The Board noted the fund’s total return performance was variously at or above the Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

40

Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in

42

connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	43

NOTES

Dreyfus
Smallcap
Stock Index Fund

SEMIANNUAL REPORT April 30, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
26	Statement of Financial Futures
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Smallcap Stock Index Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Smallcap Stock Index Fund, covering the six-month period from November 1, 2011, through April 30, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. stock markets had stabilized at the start of the reporting period in the wake of sharp declines stemming from the sovereign debt crisis in Europe, an unprecedented downgrade of long-term U.S. debt securities and disappointing economic data. Fortunately, employment gains, increased manufacturing activity and other positive economic news over the final months of 2011 alleviated investors’ most serious concerns, and better business fundamentals during the first four months of 2012 sparked strong market rallies. As a result, most broad measures of U.S. stock market performance produced double-digit gains for the reporting period.

Our economic forecast calls for near-trend growth over the remainder of 2012, and we expect the United States to continue to post better economic data than most of the rest of the developed world. An aggressively accommodative monetary policy, pent-up demand in several industry groups and gradual improvement in housing prices appear likely to balance risks stemming from the ongoing European debt crisis and volatile energy prices. As always, we encourage you to talk with your financial adviser about how these developments may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
May 15, 2012

2

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2011, through April 30, 2012, as provided by Thomas J. Durante, CFA, Karen Q. Wong, CFA and Richard A. Brown, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended April 30, 2012, Dreyfus Smallcap Stock Index Fund produced a total return of 12.51%.1 In comparison, the Standard & Poor’s SmallCap 600 Index (“S&P 600 Index”), the fund’s benchmark, produced a 12.67% total return for the same period.2,3

Improving economic fundamentals in the United States and progress in forestalling a banking crisis in Europe drove stocks of small-cap companies broadly higher over the reporting period.The difference in returns between the fund and the S&P 600 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 600 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 600 Index by generally investing in a representative sample of the stocks listed in the S&P 600 Index. The S&P 600 Index is composed of 600 domestic stocks across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 600 Index than smaller ones.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.

Markets Bolstered by Improving Economic Fundamentals

Stocks across all capitalization ranges had floundered in the months prior to the reporting period due to a number of macroeconomic concerns, including an unprecedented downgrade of Standard & Poor’s credit-rating of long-term U.S. government debt, a sovereign debt crisis in Greece that threatened to spread to other members of the European Union, fears of inflation and an economic slowdown in China, and uncertainties regarding the strength and sustainability of the U.S. economic recovery.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

These issues led investors to focus on traditional safe havens, including U.S.Treasury securities and well-established companies with track records of consistent earnings growth, financial stability and dividend payments.

Fortunately, economic conditions appeared to improve over the final months of 2011 and early 2012, driven by a declining U.S. unemployment rate, increased manufacturing activity, higher levels of consumer confidence and greater capital spending by businesses. In addition, the Federal Reserve Board launched Operation Twist, a stimulative program designed to boost lending activity by reducing longer term interest rates through massive purchases of long-term U.S. Treasury securities. The European Central Bank took what were regarded as credible steps to address problems in the region’s banking system, forestalling a more serious financial crisis through the Long Term Refinancing Operation (LTRO). Meanwhile, inflationary pressures and economic concerns moderated in China. In response, investors became more tolerant of risks, and they shifted their attention to more speculative, growth-oriented segments of the equity markets, including small-cap stocks.

Investors Favored Financial and Consumer-Oriented Stocks

In this environment, most of the economic sectors represented in the S&P 600 Index posted positive absolute returns for the reporting period.The financials sector led the market’s advance, fueled by gains among real estate investment trusts (REITs) that encountered better business conditions for commercial tenants, higher occupancy rates in urban areas, and rising investor demand for dividend income. Smaller banks and insurers also fared well amid rising mergers-and-acquisitions activity, and small-cap financial institutions were mostly unaffected by weakness in overseas markets and a more stringent U.S. regulatory environment for their larger counterparts.

In the consumer discretionary sector, retailers benefited from greater consumer spending on a variety of goods and services, including sporting goods, mattresses and other products that tend to be absent from “big-box” chains. Casino equipment makers, restaurants, timeshare properties and other providers of leisure services saw business improve along with consumers’ disposable incomes. Among health

4

care companies, businesses producing medical equipment and supplies gained value when some of the sector’s small-cap companies received acquisition offers at premiums to their stock prices at the time. Finally, results from the information technology sector were bolstered by gains among suppliers of baggage inspection equipment, network security equipment and microchips.

On the other hand, the telecommunications services and utilities sectors posted relatively disappointing returns for the reporting period. Telecommunications companies comprise a very small portion of the index, so the sector’s weakness had a negligible impact on the fund’s performance. Among utilities, natural gas providers were hurt by plummeting commodity prices during an unusually mild winter.

Index Funds Offer Diversification Benefits

As an index fund, we attempt to replicate the returns of the S&P 600 Index by closely approximating its composition. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

May 15, 2012

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of small-cap companies often experience sharper price fluctuations than stocks of larger-cap companies.

1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s SmallCap 600 Index is a broad-based index and a widely accepted, unmanaged index of overall small-cap stock market performance. Investors cannot invest directly in any index.
3	“Standard & Poor’s®,”“S&P®” and “S&P SmallCap 600®” are registered trademarks of
Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.
The fund is not sponsored, endorsed, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Smallcap Stock Index Fund from November 1, 2011 to April 30, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2012

Expenses paid per $1,000†	$2.64
Ending value (after expenses)	$1,125.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2012

Expenses paid per $1,000†	$2.51
Ending value (after expenses)	$1,022.38

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2012 (Unaudited)

Common Stocks—99.3%	Shares	Value ($)
Consumer Discretionary—15.9%
American Greetings, Cl. A	87,158	1,394,528
American Public Education	46,983[a,b]	1,631,250
Arbitron	69,122	2,630,092
Arctic Cat	32,539[b]	1,439,525
Big 5 Sporting Goods	46,114	385,974
Biglari Holdings	2,550[b]	1,036,142
BJ’s Restaurants	50,913[b]	2,198,932
Blue Nile	31,911[a,b]	966,265
Blyth	12,616	1,109,830
Boyd Gaming	125,588[a,b]	965,772
Brown Shoe	82,224	749,061
Brunswick	201,219	5,290,048
Buckle	60,171[a]	2,778,697
Buffalo Wild Wings	38,619[b]	3,238,203
Cabela’s	89,525[b]	3,384,940
Callaway Golf	97,773	599,348
Capella Education	35,639[b]	1,165,752
Career Education	106,256[b]	757,605
Cato, Cl. A	68,122	1,895,835
CEC Entertainment	53,391	2,040,604
Children’s Place Retail Stores	57,271[b]	2,633,321
Christopher & Banks	79,127	147,967
Coinstar	73,997[a,b]	4,646,272
Corinthian Colleges	192,110[a,b]	737,702
Cracker Barrel Old Country Store	55,525	3,193,798
Crocs	208,072[b]	4,203,054
Digital Generation	57,114[b]	530,018
DineEquity	28,978[b]	1,407,751
Drew Industries	34,192[b]	1,018,238
E.W. Scripps, Cl. A	81,503[b]	746,567
Ethan Allen Interiors	63,676[a]	1,477,283
Finish Line, Cl. A	117,208	2,609,050
Fred’s, Cl. A	90,744	1,299,454
Genesco	54,750[b]	4,106,250
Group 1 Automotive	52,098	3,015,432

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Harte-Hanks	94,389	792,868
Haverty Furniture	28,942	347,304
Helen of Troy	66,418[b]	2,298,063
Hibbett Sports	67,016[b]	4,002,196
Hillenbrand	137,666	2,882,726
Hot Topic	97,740	957,852
Iconix Brand Group	168,626[b]	2,586,723
Interval Leisure Group	79,095	1,366,762
iRobot	49,862[a,b]	1,177,242
Jack in the Box	107,854[b]	2,450,443
JAKKS Pacific	77,883[a]	1,485,229
JOS. A. Bank Clothiers	60,361[b]	2,870,166
K-Swiss, Cl. A	38,118[a,b]	140,274
Kirkland’s	33,038[b]	483,676
La-Z-Boy	118,817[b]	1,790,572
Lincoln Educational Services	51,385	377,166
Lithia Motors, Cl. A	49,306	1,322,880
Live Nation	338,557[b]	3,067,326
Liz Claiborne	215,309[b]	2,885,141
Lumber Liquidators Holdings	60,574[a,b]	1,752,406
M/I Homes	43,006[b]	571,980
Maidenform Brands	51,560[b]	1,177,115
Marcus	58,032	725,980
MarineMax	45,416[b]	484,135
Marriott Vacations Worldwide	63,994[b]	1,889,743
Men’s Wearhouse	113,950	4,220,708
Meritage Homes	54,658[b]	1,551,741
Midas	23,051[b]	265,087
Monarch Casino & Resort	17,578[b]	170,155
Monro Muffler Brake	71,894	2,966,346
Movado Group	40,592	1,150,783
Multimedia Games Holding Company	80,390[b]	913,230
NutriSystem	69,598[a]	805,945
OfficeMax	152,121[b]	707,363
Oxford Industries	31,942	1,532,897
P.F. Chang’s China Bistro	57,920	2,298,845

8

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Papa John’s International	50,690[b]	2,041,793
Peet’s Coffee & Tea	23,349[a,b]	1,793,670
PEP Boys-Manny Moe & Jack	116,891	1,745,183
Perry Ellis International	24,744[b]	462,960
PetMed Express	49,956[a]	672,907
Pinnacle Entertainment	151,863[b]	1,685,679
Pool	111,197	4,104,281
Quiksilver	260,815[b]	902,420
Red Robin Gourmet Burgers	35,991[b]	1,283,439
Ruby Tuesday	146,894[b]	998,879
Rue21	34,618[a,b]	1,050,656
Ruth’s Hospitality Group	69,909[b]	483,770
Ryland Group	95,387	2,147,161
Select Comfort	123,426[b]	3,564,543
Shuffle Master	146,090[b]	2,581,410
Skechers USA, Cl. A	62,976[b]	1,175,762
Sonic	157,231[a,b]	1,135,208
Sonic Automotive, Cl. A	76,237	1,282,306
Spartan Motors	84,289	366,657
Stage Stores	81,037	1,237,435
Standard Motor Products	58,665	884,082
Standard Pacific	188,229[a,b]	952,439
Stein Mart	53,935[b]	346,263
Steven Madden	83,234[b]	3,596,541
Sturm Ruger & Co.	46,811	2,671,504
Superior Industries International	64,277	1,099,779
Texas Roadhouse	140,628	2,425,833
True Religion Apparel	64,428[b]	1,749,864
Tuesday Morning	107,609[b]	434,740
Universal Electronics	30,673[b]	518,987
Universal Technical Institute	60,959	731,508
Vitamin Shoppe	72,354[b]	3,405,703
VOXX International	48,992[b]	621,708
Winnebago Industries	43,391[a,b]	423,062
Wolverine World Wide	112,309	4,711,363
Zale	60,203[b]	164,956

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Zumiez	49,385[b]	1,810,454
		181,164,533
Consumer Staples—4.2%
Alliance One International	154,713[b]	547,684
Andersons	44,059	2,220,574
B&G Foods	97,692	2,172,670
Boston Beer, Cl. A	21,713[a,b]	2,243,387
Cal-Maine Foods	29,253	1,053,986
Calavo Growers	25,423[a]	729,132
Casey’s General Stores	88,346	4,978,297
Central Garden & Pet, Cl. A	135,783[b]	1,451,520
Darling International	276,617[b]	4,530,986
Diamond Foods	51,389[a]	1,074,030
Hain Celestial Group	99,903[b]	4,725,412
Inter Parfums	35,136	553,392
J&J Snack Foods	32,700	1,833,162
Medifast	52,606[a,b]	1,011,087
Nash Finch	28,940	726,394
Prestige Brands Holdings	96,638[b]	1,641,880
Sanderson Farms	34,548	1,783,022
Seneca Foods, Cl. A	20,597[b]	479,704
Snyders-Lance	91,597	2,370,530
Spartan Stores	55,528	1,012,275
TreeHouse Foods	76,911[b]	4,423,152
United Natural Foods	102,555[b]	5,054,936
WD-40	35,334	1,592,857
		48,210,069
Energy—4.4%
Approach Resources	57,959[b]	2,079,569
Basic Energy Services	61,478[b]	885,283
Bristow Group	87,059	4,252,832
Cloud Peak Energy	145,217[b]	2,234,890
Comstock Resources	87,454[b]	1,536,567
Contango Oil & Gas	36,205[b]	1,964,483
Exterran Holdings	141,829[b]	1,916,110
GeoResources	49,366[b]	1,861,592

10

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Gulf Island Fabrication	30,108	843,626
Gulfport Energy	103,704[b]	2,718,082
Hornbeck Offshore Services	81,423[b]	3,389,639
ION Geophysical	304,714[b]	1,898,368
Lufkin Industries	69,991	5,378,108
Matrix Service	65,606[b]	895,522
Overseas Shipholding Group	57,539[a]	673,206
OYO Geospace	14,128[b]	1,627,828
Penn Virginia	89,945	460,518
Petroleum Development	46,568[b]	1,601,474
PetroQuest Energy	127,710[b]	771,368
Pioneer Drilling	143,053[b]	1,127,258
SEACOR Holdings	50,932[b]	4,733,111
Stone Energy	115,006[b]	3,225,918
Swift Energy	102,030[b]	3,086,407
Tetra Technologies	178,813[b]	1,557,461
		50,719,220
Financial—20.0%
Acadia Realty Trust	87,326[c]	2,024,217
AMERISAFE	38,602[b]	1,031,445
Bank Mutual	52,675	205,433
Bank of the Ozarks	52,618	1,625,896
BBCN Bancorp	182,564[b]	2,004,553
Boston Private Financial Holdings	208,184	1,940,275
Brookline Bancorp	167,538	1,504,491
Calamos Asset Management, Cl. A	45,930	593,416
Cash America International	75,599	3,534,253
Cedar Realty Trust	117,318[c]	612,400
City Holding	34,277[a]	1,143,138
Colonial Properties Trust	209,468[c]	4,685,799
Columbia Banking System	94,081	1,927,720
Community Bank System	73,402	2,064,064
Cousins Properties	241,669[c]	1,899,518
CVB Financial	196,482	2,273,297
Delphi Financial Group, Cl. A	122,534	5,565,494
DiamondRock Hospitality	377,202[c]	4,009,657

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Dime Community Bancshares	39,459	546,902
EastGroup Properties	55,224[c]	2,777,767
eHealth	60,882[b]	1,078,829
Employers Holdings	61,224	1,060,400
Entertainment Properties Trust	115,582[c]	5,546,780
Extra Space Storage	237,983[c]	7,222,784
EZCORP, Cl. A	107,610[b]	2,882,872
F.N.B	308,136	3,497,344
Financial Engines	83,774[b]	1,913,398
First BanCorp	31,147[b]	132,686
First Cash Financial Services	63,805[b]	2,613,453
First Commonwealth Financial	238,126	1,531,150
First Financial Bancorp	128,613	2,161,985
First Financial Bankshares	67,081[a]	2,270,021
First Midwest Bancorp	183,276	1,951,889
Forestar Group	86,174[b]	1,325,356
Franklin Street Properties	175,034[c]	1,762,592
Getty Realty	60,721[a,c]	960,606
Glacier Bancorp	144,197	2,148,535
Hanmi Financial	79,749[b]	831,782
Healthcare Realty Trust	163,204[c]	3,505,622
Home Bancshares	56,531	1,647,313
Horace Mann Educators	90,463	1,587,626
Independent Bank/MA	47,127	1,322,855
Infinity Property & Casualty	27,991	1,494,999
Inland Real Estate	187,826[c]	1,615,304
Interactive Brokers Group, Cl. A	108,033	1,638,861
Investment Technology Group	105,821[b]	1,079,374
Kilroy Realty	147,962[c]	7,020,797
Kite Realty Group Trust	162,092[c]	828,290
LaSalle Hotel Properties	208,921[c]	6,144,367
Lexington Realty Trust	341,102[a,c]	3,035,808
LTC Properties	68,601[c]	2,283,041
Meadowbrook Insurance Group	114,665	1,012,492
Medical Properties Trust	285,539[c]	2,678,356
Mid-America Apartment Communities	87,807[c]	5,977,022

12

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
National Financial Partners	108,774[b]	1,604,417
National Penn Bancshares	321,951	2,968,388
Navigators Group	27,164[b]	1,290,290
NBT Bankcorp	74,121	1,523,187
Northwest Bancshares	226,830	2,794,546
Old National Bancorp	239,661	3,072,454
Oritani Financial	129,356	1,917,056
PacWest Bancorp	74,396	1,772,113
Parkway Properties	55,873[c]	552,584
Pennsylvania Real
Estate Investment Trust	134,683[c]	1,897,683
Pinnacle Financial Partners	86,674[b]	1,586,134
Piper Jaffray	29,132[b]	706,451
Post Properties	125,377[c]	6,105,860
Presidential Life	45,610	528,164
PrivateBancorp	155,439	2,445,055
ProAssurance	69,989	6,165,331
Prospect Capital	240,476[a]	2,625,998
Provident Financial Services	102,359	1,504,677
PS Business Parks	47,423[c]	3,236,620
RLI	40,295	2,775,520
S&T Bancorp	49,864[a]	933,454
Safety Insurance Group	28,970	1,154,454
Saul Centers	17,847[c]	714,058
Selective Insurance Group	120,416	2,106,076
Simmons First National, Cl. A	35,400	861,636
Sovran Self Storage	66,736[c]	3,516,987
Sterling Bancorp	92,716	881,729
Stewart Information Services	58,941[a]	867,612
Stifel Financial	113,168[b]	4,121,579
Susquehanna Bancshares	445,697	4,621,878
SWS Group	69,389	391,354
Tanger Factory Outlet Centers	194,592[c]	6,094,621
Texas Capital Bancshares	91,197[b]	3,439,039
Tompkins Financial	20,054	759,044
Tower Group	83,113	1,793,579

The Fund	13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Trustco Bank	238,811	1,306,296
UMB Financial	70,312	3,378,492
Umpqua Holdings	284,195	3,762,742
United Bankshares	100,537[a]	2,657,193
United Community Banks	51,750[a,b]	486,968
United Fire Group	44,689	769,545
Universal Health Realty Income Trust	27,265[c]	1,102,597
Urstadt Biddle Properties, Cl. A	59,422[c]	1,143,279
ViewPoint Financial Group	76,679	1,219,963
Virtus Investment Partners	13,823[b]	1,166,661
Wilshire Bancorp	139,791[b]	749,280
Wintrust Financial	69,852	2,523,753
World Acceptance	36,834[a,b]	2,449,829
		227,780,550
Health Care—10.6%
Abaxis	43,744[b]	1,558,161
Affymetrix	220,583[b]	974,977
Air Methods	22,525[b]	1,894,578
Akorn	151,939[b]	1,843,020
Align Technology	155,152[b]	4,919,870
Almost Family	20,005[b]	487,722
Amedisys	52,896[b]	779,158
AMN Healthcare Services	54,350[b]	364,689
AmSurg	81,641[b]	2,347,995
Analogic	31,671	2,160,279
ArQule	98,879[b]	697,097
Bio-Reference Labs	55,850[b]	1,190,722
Cambrex	82,427[b]	534,127
Cantel Medical	50,595	1,187,971
Centene	112,302[b]	4,446,036
Chemed	50,845	3,067,987
Computer Programs & Systems	18,947	1,129,052
CONMED	77,646	2,219,899
CorVel	18,192[b]	791,170
Cross Country Healthcare	71,128[b]	327,900
CryoLife	117,742[b]	622,855

14

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Cubist Pharmaceuticals	131,083[b]	5,542,189
Cyberonics	61,365[b]	2,350,280
Emergent BioSolutions	53,750[b]	755,725
Ensign Group	22,415	598,705
Enzo Biochem	76,337[b]	209,163
eResearch Technology	130,080[b]	1,027,632
Gentiva Health Services	55,975[b]	463,473
Greatbatch	69,251[b]	1,612,856
Haemonetics	61,186[b]	4,379,082
Hanger Orthopedic Group	67,804[b]	1,596,784
Healthways	83,876[b]	559,453
Hi-Tech Pharmacal	17,970[b]	585,642
ICU Medical	31,890[b]	1,673,906
Integra LifeSciences Holdings	51,539[b]	1,918,797
Invacare	94,269	1,494,164
IPC The Hospitalist	28,880[b]	1,109,281
Kensey Nash	30,524	867,797
Kindred Healthcare	96,310[b]	928,428
Landauer	16,638	877,155
LHC Group	35,571[b]	629,962
Magellan Health Services	66,512[b]	2,945,151
Medicines	139,589[b]	3,083,521
Medidata Solutions	49,925[b]	1,293,557
Meridian Bioscience	77,987	1,602,633
Merit Medical Systems	75,147[b]	993,443
Molina Healthcare	63,892[b]	1,638,830
Momenta Pharmaceuticals	100,470[a,b]	1,595,464
MWI Veterinary Supply	24,132[b]	2,278,061
Natus Medical	61,408[b]	751,634
Neogen	44,575[b]	1,737,979
NuVasive	82,986[b]	1,375,078
Omnicell	75,893[b]	1,082,993
Palomar Medical Technologies	27,654[b]	240,590
Par Pharmaceutical Cos	87,321[b]	3,697,171
PAREXEL International	138,734[b]	3,737,494
PharMerica	80,886[b]	960,117

The Fund	15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
PSS World Medical	129,810[b]	3,106,353
Quality Systems	84,599	3,164,003
Questcor Pharmaceuticals	147,430[a,b]	6,619,607
Salix Pharmaceuticals	133,137[b]	6,576,968
Savient Pharmaceuticals	136,436[a,b]	323,353
Spectrum Pharmaceuticals	114,974[a,b]	1,222,174
SurModics	31,651[b]	468,118
Symmetry Medical	86,143[b]	612,477
ViroPharma	171,588[b]	3,732,039
West Pharmaceutical Services	79,881	3,586,657
		121,151,204
Industrial—15.4%
A.O. Smith	90,628	4,313,893
AAON	42,472	866,429
AAR	80,184	1,238,843
ABM Industries	95,874	2,231,947
Actuant, Cl. A	155,792	4,248,448
Aegion	91,284[b]	1,665,933
Aerovironment	30,047[b]	730,743
Albany International, Cl. A	68,803	1,658,152
Allegiant Travel	31,317[a,b]	1,840,187
American Science & Engineering	24,552	1,603,491
Apogee Enterprises	54,538	837,704
Applied Industrial Technologies	88,563	3,480,526
Arkansas Best	64,001	981,775
Astec Industries	36,227[b]	1,133,543
AZZ	25,481	1,317,623
Barnes Group	114,678	3,027,499
Belden	110,816	3,854,180
Brady, Cl. A	130,445	4,047,708
Briggs & Stratton	115,710	2,094,351
Cascade	18,192	856,297
CDI	13,960	247,650
Ceradyne	59,962	1,518,238
CIRCOR International	36,637	1,140,143
Comfort Systems USA	81,614	863,476

16

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Consolidated Graphics	27,207[b]	1,088,008
Cubic	41,999	1,941,614
Curtiss-Wright	103,890	3,666,278
Dolan	82,924[b]	664,221
Dycom Industries	79,666[b]	1,863,388
EMCOR Group	156,695	4,594,297
Encore Capital Group	48,326[b]	1,145,326
Encore Wire	39,583	1,008,971
EnerSys	117,641[b]	4,111,553
EnPro Industries	41,678[b]	1,725,886
ESCO Technologies	65,163	2,241,607
Exponent	29,920[b]	1,430,176
Federal Signal	187,032[b]	965,085
Forward Air	75,016	2,534,040
Franklin Electric	41,186	2,065,478
G&K Services, Cl. A	42,098	1,383,340
GenCorp	157,322[b]	1,080,802
Geo Group	132,692[b]	2,748,051
Gibraltar Industries	76,805[b]	1,038,404
Griffon	71,506	708,624
Healthcare Services Group	133,393	2,830,599
Heartland Express	128,519	1,777,418
Heidrick & Struggles International	38,474	750,243
Hub Group, Cl. A	77,613[b]	2,716,455
II-VI	107,628[b]	2,196,687
Insperity	60,207	1,641,845
Interface, Cl. A	128,984	1,826,413
John Bean Technologies	62,068	992,467
Kaman	55,156	1,896,263
Kaydon	82,265	2,017,960
Kelly Services, Cl. A	48,724	681,649
Knight Transportation	146,557	2,406,466
Lindsay	27,326	1,825,104
Lydall	33,250[b]	350,788
Mobile Mini	87,170[b]	1,644,026
Moog, Cl. A	105,281[b]	4,450,228

The Fund	17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Mueller Industries	84,148	3,846,405
National Presto Industries	8,056[a]	593,888
Navigant Consulting	134,546[b]	1,872,880
NCI Building Systems	44,187[b]	529,802
Old Dominion Freight Line	101,706[b]	4,522,866
On Assignment	83,886[b]	1,569,507
Orbital Sciences	130,844[b]	1,643,401
Orion Marine Group	23,200[b]	160,544
Portfolio Recovery Associates	41,702[b]	2,869,932
Powell Industries	18,807[b]	613,296
Quanex Building Products	102,379	1,886,845
Resources Connection	99,479	1,291,237
Robbins & Myers	106,444	5,184,887
Simpson Manufacturing	82,845	2,570,680
SkyWest	126,068	1,133,351
Standex International	24,955	1,099,517
SYKES Enterprises	104,455[b]	1,655,612
Teledyne Technologies	82,349[b]	5,321,392
Tennant	43,904	1,944,947
Tetra Tech	151,538[b]	4,046,065
Toro	71,678	5,122,110
TrueBlue	102,923[b]	1,776,451
UniFirst	35,899	2,181,223
United Stationers	103,742	2,942,123
Universal Forest Products	34,644	1,295,686
Viad	38,260	691,741
Vicor	37,801	263,473
Watts Water Technologies, Cl. A	75,552	2,781,825
		175,220,225
Information Technology—18.9%
3D Systems	75,468[a,b]	2,225,551
Advanced Energy Industries	73,524[b]	877,877
Agilysys	56,250[b]	492,750
Anixter International	64,458[a,b]	4,420,530
Arris Group	278,212[b]	3,597,281
ATMI	84,720[b]	1,779,967

18

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Avid Technology	57,943[b]	503,525
Badger Meter	32,008	1,182,376
Bel Fuse, Cl. B	27,512	489,438
Benchmark Electronics	116,662[b]	1,852,593
Black Box	34,697	784,499
Blackbaud	94,021	2,912,771
Bottomline Technologies	72,167[b]	1,698,090
Brightpoint	149,922[b]	917,523
Brooks Automation	162,429	1,910,165
Cabot Microelectronics	57,380	1,972,724
CACI International, Cl. A	67,301[b]	4,114,110
Cardtronics	85,927[b]	2,265,036
Ceva	59,795[b]	1,320,872
Checkpoint Systems	82,131[b]	900,156
CIBER	177,403[b]	737,996
Cirrus Logic	140,710[b]	3,852,640
Cognex	88,573	3,565,063
Cohu	46,209	507,375
CommVault Systems	95,309[b]	4,962,740
comScore	57,357[b]	1,142,551
Comtech Telecommunications	58,380	1,805,110
CSG Systems International	93,498[b]	1,346,371
CTS	90,241	968,286
Cymer	67,893[b]	3,519,573
Daktronics	92,118	749,841
DealerTrack Holdings	86,353[b]	2,575,910
Digi International	54,924[b]	509,695
Digital River	94,559[b]	1,778,655
Diodes	78,672[b]	1,753,599
DSP Group	61,946[b]	405,127
DTS	40,920[b]	1,276,704
Ebix	86,333[a]	1,765,510
Electro Scientific Industries	58,052	827,822
Entropic Communications	229,214[a,b]	969,575
EPIQ Systems	74,058	841,299
Exar	73,738[b]	584,005

The Fund	19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
FARO Technologies	31,222[b]	1,747,808
FEI	87,219[b]	4,375,777
Forrester Research	31,469	1,115,576
GT Advanced Technologies	271,748[a,b]	1,769,079
Harmonic	288,578[b]	1,362,088
Heartland Payment Systems	92,524	2,819,206
Higher One Holdings	70,298[a,b]	1,108,599
Hittite Microwave	56,422[b]	3,020,834
iGATE	73,292[b]	1,426,262
InfoSpace	93,046[b]	1,035,602
Insight Enterprises	114,107[b]	2,317,513
Interactive Intelligence Group	27,739[b]	822,739
Intermec	98,729[b]	525,238
Intevac	49,429[b]	398,398
j2 Global	119,916[a]	3,097,430
JDA Software Group	103,093[b]	2,977,326
Kopin	154,486[b]	551,515
Kulicke & Soffa Industries	191,971[b]	2,514,820
Liquidity Services	45,396[b]	2,420,969
Littelfuse	50,406	3,158,944
LivePerson	97,299[b]	1,545,108
LogMeIn	44,876[b]	1,615,985
Manhattan Associates	53,917[b]	2,703,938
MAXIMUS	83,009	3,673,148
Measurement Specialties	32,837[b]	1,173,266
Mercury Computer Systems	68,529[b]	904,583
Methode Electronics	105,986	895,582
Micrel	130,523	1,421,395
Microsemi	189,851[b]	4,085,594
MicroStrategy, Cl. A	18,979[b]	2,652,885
MKS Instruments	123,669	3,419,448
Monolithic Power Systems	81,514[b]	1,688,970
Monotype Imaging Holdings	75,966[b]	1,077,958
MTS Systems	35,026	1,680,197
Nanometrics	37,448[b]	580,818

20

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
NCI, Cl. A	14,934[b]	74,073
Netgear	84,529[b]	3,254,367
NetScout Systems	82,282[b]	1,702,415
Newport	103,802[b]	1,771,900
Novatel Wireless	71,100[b]	205,479
OpenTable	51,494[a,b]	2,303,327
Oplink Communications	46,704[b]	739,791
Opnet Technologies	31,907	738,966
OSI Systems	42,753[b]	2,858,466
Park Electrochemical	51,185	1,476,687
PC-Tel	37,611	256,883
Perficient	67,178[b]	806,808
Pericom Semiconductor	59,007[b]	463,795
Plexus	81,270[b]	2,630,710
Power Integrations	62,683	2,374,432
Progress Software	159,923[b]	3,700,618
Pulse Electronics	130,389	267,297
Radisys	59,131[b]	375,482
Rofin-Sinar Technologies	65,333[b]	1,646,392
Rogers	37,148[b]	1,422,397
Rubicon Technology	23,377[a,b]	220,913
Rudolph Technologies	87,315[b]	943,002
ScanSource	51,569[b]	1,699,714
Sigma Designs	82,778[b]	456,107
Sourcefire	63,869[b]	3,256,680
Stamps.com	28,963[b]	840,796
Standard Microsystems	52,499[b]	1,390,174
STR Holdings	91,120[a,b]	348,078
Stratasys	43,761[b]	2,241,001
Super Micro Computer	50,528[b]	891,819
Supertex	18,652[b]	381,806
Symmetricom	111,780[b]	621,497
Synaptics	81,835[a,b]	2,513,153
Synchronoss Technologies	59,538[b]	1,863,539
SYNNEX	63,986[b]	2,437,227

The Fund	21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Take-Two Interactive Software	196,577[b]	2,771,736
TeleTech Holdings	74,350[b]	1,126,402
Tessera Technologies	129,702	2,028,539
TriQuint Semiconductor	340,245[b]	1,660,396
TTM Technologies	103,029[b]	1,064,290
Tyler Technologies	64,930[b]	2,593,953
Ultratech	55,116[b]	1,760,405
United Online	252,584	1,197,248
VASCO Data Security International	64,015[b]	498,677
Veeco Instruments	82,738[a,b]	2,497,860
ViaSat	88,257[b]	4,262,813
Virtusa	33,896[b]	511,491
Volterra Semiconductor	59,970[b]	1,972,413
Websense	105,612[b]	2,190,393
XO Group	56,476[b]	523,533
		216,183,819
Materials—5.4%
A. Schulman	69,849	1,718,984
A.M. Castle & Co.	32,272[a,b]	432,122
AK Steel Holding	235,148[a]	1,744,798
AMCOL International	48,698	1,605,086
American Vanguard	47,724	1,193,100
Balchem	57,370	1,657,993
Buckeye Technologies	102,292	3,315,284
Calgon Carbon	107,351[b]	1,485,738
Century Aluminum	139,770[b]	1,285,884
Clearwater Paper	47,598[b]	1,569,306
Deltic Timber	19,414	1,185,807
Eagle Materials	90,961	3,203,646
H.B. Fuller	115,704	3,806,662
Hawkins	19,754[a]	686,056
Haynes International	28,237	1,761,142
Headwaters	128,136[b]	556,110

22

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Innophos Holdings	48,682	2,393,694
Kaiser Aluminum	39,449[a]	2,073,834
KapStone Paper and Packaging	104,417[b]	1,885,771
Koppers Holdings	48,875	1,900,260
Kraton Performance Polymers	68,680[b]	1,785,680
LSB Industries	48,120[b]	1,632,230
Materion	52,121[b]	1,287,910
Myers Industries	96,620	1,597,129
Neenah Paper	43,859	1,252,613
Olympic Steel	22,802	481,806
OM Group	68,380[b]	1,649,326
PolyOne	207,865	2,881,009
Quaker Chemical	28,901	1,254,303
RTI International Metals	64,780[b]	1,590,349
Schweitzer-Mauduit International	40,062	2,717,005
Stepan	18,655	1,694,993
SunCoke Energy	154,906[a]	2,357,669
Texas Industries	61,863[a]	2,079,215
Tredegar	46,188	801,362
Wausau Paper	99,415	900,700
Zep	49,942	711,673
		62,136,249
Telecommunication
Services—.5%
Atlantic Tele-Network	18,694	636,718
Cbeyond	58,985[b]	379,274
Cincinnati Bell	405,347[b]	1,540,319
General Communication, Cl. A	93,140[b]	707,864
Lumos Networks	30,404	274,852
Neutral Tandem	83,526[b]	970,572
NTELOS Holdings	30,404	614,769
USA Mobility	63,385	818,934
		5,943,302

The Fund	23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Utilities—4.0%
Allete	85,541	3,525,145
American States Water	44,552	1,623,475
Avista	126,549	3,345,956
Central Vermont Public Service	19,883	700,876
CH Energy Group	38,408	2,520,333
El Paso Electric	101,392	3,106,651
Laclede Group	52,551	2,069,458
New Jersey Resources	87,110	3,766,636
Northwest Natural Gas	63,421	2,898,340
NorthWestern	91,674	3,256,260
Piedmont Natural Gas	153,354	4,674,230
South Jersey Industries	60,848	2,996,764
Southwest Gas	104,773	4,402,561
UIL Holdings	103,003	3,540,213
UniSource Energy	85,655	3,117,842
		45,544,740
Total Common Stocks
(cost $940,248,421)		1,134,053,911
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.09%, 6/21/12
(cost $844,891)	845,000[d]	844,915

Other Investment—.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $8,572,192)	8,572,192[e]	8,572,192

24

Investment of Cash Collateral
for Securities Loaned—6.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $70,108,205)	70,108,205[e]	70,108,205
Total Investments (cost $1,019,773,709)	106.3%	1,213,579,223
Liabilities, Less Cash and Receivables	(6.3%)	(72,222,231)
Net Assets	100.0%	1,141,356,992

a Security, or portion thereof, on loan.At April 30, 2012, the value of the fund’s securities on loan was $68,011,211 and the value of the collateral held by the fund was $70,360,742, consisting of cash collateral of $70,108,205 and
U.S. Government & Agency securities valued at $252,537.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	20.0	Materials	5.4
Information Technology	18.9	Energy	4.4
Consumer Discretionary	15.9	Consumer Staples	4.2
Industrial	15.4	Utilities	4.0
Health Care	10.6	Telecommunication Services	.5
Short-Term/
Money Market Investments	7.0		106.3

† Based on net assets.
See notes to financial statements.

The Fund	25

STATEMENT OF FINANCIAL FUTURES
April 30, 2012 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 4/30/2012	($)
Financial Futures Long
Russell 2000 Mini	117	9,534,330	June 2012	169,734

See notes to financial statements.

26

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $68,011,211)—Note 1(b):
Unaffiliated issuers	941,093,312	1,134,898,826
Affiliated issuers	78,680,397	78,680,397
Cash		1,416,100
Receivable for shares of Common Stock subscribed		1,669,235
Dividends and securities lending income receivable		500,160
Receivable for investment securities sold		32,565
		1,217,197,283
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		456,690
Liability for securities on loan—Note 1(b)		70,108,205
Payable for shares of Common Stock redeemed		3,758,803
Payable for investment securities purchased		1,393,220
Payable for futures variation margin—Note 4		118,573
Accrued expenses		4,800
		75,840,291
Net Assets ($)		1,141,356,992
Composition of Net Assets ($):
Paid-in capital		931,129,293
Accumulated undistributed investment income—net		4,433,029
Accumulated net realized gain (loss) on investments		11,819,422
Accumulated net unrealized appreciation (depreciation)
on investments (including $169,734 net unrealized
appreciation on financial futures)		193,975,248
Net Assets ($)		1,141,356,992
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		52,330,925
Net Asset Value, offering and redemption price per share ($)		21.81

See notes to financial statements.

The Fund	27

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2012 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	8,747,028
Affiliated issuers	4,156
Income from securities lending—Note 1(b)	240,538
Interest	225
Total Income	8,991,947
Expenses:
Management fee—Note 3(a)	1,340,798
Shareholder servicing costs—Note 3(b)	1,340,798
Directors’ fees—Note 3(a)	23,411
Loan commitment fees—Note 2	3,892
Total Expenses	2,708,899
Less—Director’s fees reimbursed by the Manager—Note 3(a)	(23,411)
Net Expenses	2,685,488
Investment Income—Net	6,306,459
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	23,263,891
Net realized gain (loss) on financial futures	1,693,694
Net Realized Gain (Loss)	24,957,585
Net unrealized appreciation (depreciation) on investments	94,182,998
Net unrealized appreciation (depreciation) on financial futures	(978,034)
Net Unrealized Appreciation (Depreciation)	93,204,964
Net Realized and Unrealized Gain (Loss) on Investments	118,162,549
Net Increase in Net Assets Resulting from Operations	124,469,008

See notes to financial statements.

28

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2012	Year Ended
	(Unaudited)	October 31, 2011
Operations ($):
Investment income—net	6,306,459	7,571,495
Net realized gain (loss) on investments	24,957,585	34,205,799
Net unrealized appreciation
(depreciation) on investments	93,204,964	64,210,755
Net Increase (Decrease) in Net Assets
Resulting from Operations	124,469,008	105,988,049
Dividends to Shareholders from ($):
Investment income—net	(5,417,284)	(8,350,465)
Net realized gain on investments	(36,365,943)	(21,136,380)
Total Dividends	(41,783,227)	(29,486,845)
Capital Stock Transactions ($):
Net proceeds from shares sold	215,194,854	427,754,804
Dividends reinvested	40,209,530	28,316,048
Cost of shares redeemed	(222,389,766)	(509,615,242)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	33,014,618	(53,544,390)
Total Increase (Decrease) in Net Assets	115,700,399	22,956,814
Net Assets ($):
Beginning of Period	1,025,656,593	1,002,699,779
End of Period	1,141,356,992	1,025,656,593
Undistributed investment income—net	4,433,029	3,543,854
Capital Share Transactions (Shares):
Shares sold	10,219,953	20,720,978
Shares issued for dividends reinvested	2,043,682	1,370,453
Shares redeemed	(10,670,146)	(24,634,466)
Net Increase (Decrease) in Shares Outstanding	1,593,489	(2,543,035)

See notes to financial statements.

The Fund	29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2012			Year Ended October 31,
	(Unaudited)	2011	2010	2009	2008	2007
Per Share Data ($):
Net asset value,
beginning of period	20.21	18.82	15.04	15.71	25.45	23.93
Investment Operations:
Investment income—net[a]	.12	.14	.11	.15	.22	.15
Net realized and unrealized
gain (loss) on investments	2.33	1.80	3.80	.45	(7.85)	2.45
Total from
Investment Operations	2.45	1.94	3.91	.60	(7.63)	2.60
Distributions:
Dividends from
investment income—net	(.11)	(.16)	(.13)	(.23)	(.15)	(.12)
Dividends from net realized
gain on investments	(.74)	(.39)	—	(1.04)	(1.96)	(.96)
Total Distributions	(.85)	(.55)	(.13)	(1.27)	(2.11)	(1.08)
Net asset value,
end of period	21.81	20.21	18.82	15.04	15.71	25.45
Total Return (%)	12.51[b]	10.29	26.08	5.43	(32.21)	11.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51[c]	.51	.51	.51	.51	.51
Ratio of net expenses
to average net assets	.50[c]	.50	.50	.50	.50	.50
Ratio of net investment
income to average
net assets	1.18[c]	.68	.65	1.11	1.09	.60
Portfolio Turnover Rate	11.24[b]	22.25	20.72	25.48	31.84	25.08
Net Assets, end of period
($ x 1,000)	1,141,357	1,025,657	1,002,700	804,184	734,645	998,016

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

30

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Smallcap Stock Index Fund (the “fund”) is a separate non-diversified series of Dreyfus Index Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective seeks to match the performance of the Standard & Poor’s® SmallCap 600 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

The Fund	31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

32

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board of Directors. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Directors.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally

The Fund	33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.These securities are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2012 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,134,053,911	—	—	1,134,053,911
Mutual Funds	78,680,397	—	—	78,680,397
U.S. Treasury	—	844,915	—	844,915
Other Financial
Instruments:
Futures††	169,734	—	—	169,734

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

34

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral

The Fund	35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended April 30, 2012, The Bank of NewYork Mellon earned $80,179 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Other investment companies advised by Dreyfus are considered to be “affiliated” with the fund.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended April 30, 2012 were as follows:

Affiliated
Investment	Value			Value	Net
Company	10/31/2011 ($)	Purchases ($)	Sales ($)	4/30/2012 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	10,549,280	128,847,760	130,824,848	8,572,192.8
Dreyfus
Institutional
Cash
Advantage
Fund	—	181,812,766	111,704,561	70,108,205	6.1
Total	10,549,280	310,660,526	242,529,409	78,680,397	6.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized

36

capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended October 31, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2011 was as follows: ordinary income $8,350,465 and long-term capital gains $21,136,380.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund

The Fund	37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2012, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all of the fund’s direct expenses, except management fees, brokerage fees and commissions, taxes, interest expense, commitment fees on borrowings, fees and expenses of non-interested Board members, fees and expenses of independent counsel to the fund, Shareholder Services Plan fees, extraordinary expenses.The Manager has also agreed to reduce its management fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members and fees and expenses of independent counsel to the fund and to non-interested Board members. Each Board member also serves as a Board member of other funds within the Dreyfus complex.Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended April 30, 2012, fees reimbursed by the Manager amounted to $23,411.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2012, the fund was charged $1,340,798 pursuant to the Shareholder Services Plan.

38

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $232,875 and shareholder services plan fees $232,875, which are offset against a directors’ fee reimbursement currently in effect in the amount of $9,060.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended April 30, 2012, amounted to $122,610,949 and $120,099,665, respectively.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded.When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at April 30, 2012 are set forth in the Statement of Financial Futures.

The Fund	39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2012:

Average Market Value ($)
Equity futures contracts	14,107,259

At April 30, 2012, accumulated net unrealized appreciation on investments was $193,805,514, consisting of $285,606,742 gross unrealized appreciation and $91,801,228 gross unrealized depreciation.

At April 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 6, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

The Fund	41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board discussed the results of the comparisons and noted that the fund’s total return performance was ranked first of the three funds in the Performance Group and was above the median of the Performance Universe in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee, actual management fee and total expenses ranked second of the three funds in the Expense Group and the actual management fee and total expenses were above the Expense Universe medians.

42

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the

The Fund	43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

44

The Board considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	45

For More Information

Ticker Symbol: DISSX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	06/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	06/26/2012

By: /s/ James Windels
James Windels, Treasurer
Date:	06/26/2012

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)